Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 08, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CAMERON INTERNATIONAL CORP
Entity Central Index Key	0000941548
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 9,020,536,806
Entity Common Stock, Shares Outstanding		247,854,314
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Consolidated Results of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Results of Operations [Abstract]
Revenues	$ 8,502.1	$ 6,959	$ 6,134.8
Costs and expenses:
Cost of sales (exclusive of depreciation and amortization shown separately below)	6,024.3	4,838.4	4,212.4
Selling and administrative expenses	1,161.2	1,001.5	862.3
Depreciation and amortization	254.7	206.6	201.6
Interest, net	90.4	84	78
Other costs (see Note 3)	33.5	177.4	47.2
Total costs and expenses	7,564.1	6,307.9	5,401.5
Income before income taxes	938	651.1	733.3
Income tax provision	(187.5)	(129.2)	(170.4)
Net income	$ 750.5	$ 521.9	$ 562.9
Earnings per common share:
Basic (in dollars per share)	$ 3.05	$ 2.13	$ 2.32
Diluted (in dollars per share)	$ 3.02	$ 2.09	$ 2.27

Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Comprehensive Income [Abstract]
Net income	$ 750.5	$ 521.9	$ 562.9
Foreign currency translation gain (loss)	74.6	(60.2)	(50.1)
Gain (loss) on derivatives recognized in other comprehensive income:
Pre-tax	14.9	(6.3)	(9)
Tax effect	(4.8)	1.1	2.9
(Gain) loss on derivatives reclassified from accumulated other comprehensive income to:
Revenues	5.4	(2.2)	4.9
Cost of sales	4	10	11.8
Depreciation and amortization	0.1	0.1	0.1
Tax effect	(3)	(1.5)	(5.2)
Actuarial gains (losses) recognized in other comprehensive income:
Pre-tax	(42.7)	(8.6)	7.4
Tax effect	9.4	0.9	(2.9)
Amortization to selling and administrative expenses of:
Prior service credits	(1.5)	(1.3)	(0.9)
Net actuarial losses	5	4.9	5.5
Tax effect	(0.6)	(0.6)	(1.1)
Comprehensive income	$ 811.3	$ 458.2	$ 526.3

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,185.8	$ 898.9
Short-term investments	517	423.5
Receivables, net	1,966.7	1,757.3
Inventories, net	2,741.2	2,399.9
Other	499.9	349
Total current assets	6,910.6	5,828.6
Plant and equipment, net	1,765.1	1,500.1
Goodwill	1,923.9	1,615.3
Other assets	558.6	417.7
Total assets	11,158.2	9,361.7
Liabilities and stockholders' equity
Short-term Debt	29.2	10.6
Accounts payable and accrued liabilities	3,045.7	2,669.7
Accrued income taxes	94.1	0
Total current liabilities	3,169	2,680.3
Long-term debt	2,047	1,574.2
Deferred income taxes	131.7	184.5
Other long-term liabilities	244.4	215.3
Total liabilities	5,592.1	4,654.3
Commitments and contingencies
Stockholders' equity:
Common stock, par value $.01 per share, 400,000,000 shares authorized, 263,111,472 shares issued at December 31, 2012 and 2011	2.6	2.6
Preferred stock, par value $.01 per share, 10,000,000 shares authorized, no shares issued or outstanding	0	0
Capital in excess of par value	2,094.6	2,072.4
Retained earnings	4,120.7	3,370.2
Accumulated other elements of comprehensive income (loss)	(30)	(90.8)
Less: Treasury stock at cost, 16,415,336 shares at December 31, 2012 and 17,579,397 shares at December 31, 2011	(621.8)	(647)
Total stockholders' equity	5,566.1	4,707.4
Total liabilities and stockholders' equity	$ 11,158.2	$ 9,361.7

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	400,000,000	400,000,000
Common stock, shares issued (in shares)	263,111,472	263,111,472
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Treasury common stock at cost (in shares)	16,415,336	17,579,397

Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 750.5	$ 521.9	$ 562.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	211.8	160.2	142.6
Amortization	42.9	46.4	59
Non-cash stock compensation expense	44.7	36.7	34.5
Deferred income taxes and tax benefit of stock compensation plan transactions	(85.1)	(22)	(19.1)
Changes in assets and liabilities, net of translation, acquisitions and non-cash items:
Receivables	(144)	(461.1)	(81.4)
Inventories	(368.9)	(397.1)	(3.8)
Accounts payable and accrued liabilities	213	200.8	(291.7)
Other assets and liabilities, net	18	122.7	(108.8)
Net cash provided by operating activities	682.9	208.5	294.2
Cash flows from investing activities:
Proceeds from sales and maturities of short-term investments	1,031.7	15.2	0
Purchases of short-term investments	(1,125.4)	(438)	0
Capital expenditures	(427.2)	(388.1)	(200.7)
Acquisitions, net of cash acquired	(349.3)	(421.3)	(40.9)
Proceeds from sales of plant and equipment	27.6	19.6	12.4
Net cash used for investing activities	(842.6)	(1,212.6)	(229.2)
Cash flows from financing activities:
Short-term loan borrowings (repayments), net	(41.9)	45.7	(8.4)
Issuance of senior debt	499.3	747.8	0
Debt issuance costs	(3.4)	(4.7)	0
Redemption of convertible debentures	0	(705.7)	0
Purchase of equity call options, net	0	(12.2)	0
Purchase of treasury stock	(21.3)	(2.4)	(124)
Proceeds from stock option exercises, net of tax payments from stock compensation plan transactions	12.3	21.5	36.3
Excess tax benefits from stock compensation plan transactions	11.1	9	16.4
Principal payments on capital leases	(11.3)	(8.2)	(6.6)
Net cash provided by (used for) financing activities	444.8	90.8	(86.3)
Effect of translation on cash	1.8	(20.3)	(7.2)
Increase (decrease) in cash and cash equivalents	286.9	(933.6)	(28.5)
Cash and cash equivalents, beginning of year	898.9	1,832.5	1,861
Cash and cash equivalents, end of year	$ 1,185.8	$ 898.9	$ 1,832.5

Consolidated Changes in Stockholders' Equity (USD $) In Millions	Common Stock [Member]	Capital in Excess of Par value [Member]	Retained Earnings [Member]	Accumulated Other Elements of Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 2.6	$ 2,244	$ 2,285.4	$ 9.5	$ (621.8)	$ 3,919.7
Net income	0	0	562.9	0	0	562.9
Other comprehensive income (loss)	0	0	0	(36.6)	0	(36.6)
Non-cash stock compensation expense	0	34.5	0	0	0	34.5
Purchase of treasury stock	0	0	0	0	(124)	(124)
Treasury stock issued under stock compensation plans	0	(32.5)	0	0	67.9	35.4
Tax benefit of stock compensation plan transactions	0	17.4	0	0	0	17.4
NATCO purchase price allocation adjustment	0	(4.1)	0	0	(12.8)	(16.9)
Balance at Dec. 31, 2010	2.6	2,259.3	2,848.3	(27.1)	(690.7)	4,392.4
Net income	0	0	521.9	0	0	521.9
Other comprehensive income (loss)	0	0	0	(63.7)	0	(63.7)
Non-cash stock compensation expense	0	36.7	0	0	0	36.7
Purchase of treasury stock	0	0	0	0	(2.4)	(2.4)
Treasury stock issued under stock compensation plans	0	(25.4)	0	0	46.1	20.7
Tax benefit of stock compensation plan transactions	0	4.9	0	0	0	4.9
Conversion value of convertible debentures in excess of principal	0	(203.3)	0	0	0	(203.3)
Other		0.2	0	0	0	0.2
Balance at Dec. 31, 2011	2.6	2,072.4	3,370.2	(90.8)	(647)	4,707.4
Net income	0	0	750.5	0	0	750.5
Other comprehensive income (loss)	0	0	0	60.8	0	60.8
Non-cash stock compensation expense	0	44.7	0	0	0	44.7
Purchase of treasury stock	0	0	0	0	(21.5)	(21.5)
Treasury stock issued under stock compensation plans	0	(34)	0	0	46.7	12.7
Tax benefit of stock compensation plan transactions	0	11.5	0	0	0	11.5
Balance at Dec. 31, 2012	$ 2.6	$ 2,094.6	$ 4,120.7	$ (30)	$ (621.8)	$ 5,566.1

Summary of Major Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Major Accounting Policies [Abstract]
Summary of Major Accounting Policies
Note 1: Summary of Major Accounting Policies

Company Operations — Cameron International Corporation (Cameron or the Company) provides flow equipment products, systems and services to worldwide oil, gas and process industries through three business segments, Drilling & Production Systems (DPS), Valves & Measurement (V&M) and Process & Compression Systems (PCS). Products include oil and gas pressure control, drilling and separation equipment, including valves, wellheads, manifolds, controls, chokes, blowout preventers and packaged systems for oil and gas drilling, production and transmission processes used in onshore, offshore and subsea applications, as well as for the downstream markets. Cameron also manufactures and services air and gas compressors and turbochargers.  Additional information regarding each segment may be found in Note 15 of the Notes to Consolidated Financial Statements.

Principles of Consolidation — The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. Investments from 20% to 50% in affiliated companies are accounted for using the equity method.

Estimates in Financial Statements — The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, estimates of total contract profit or loss on certain long-term production contracts, estimated losses on accounts receivable, estimated realizable value on excess and obsolete inventory, contingencies, including tax contingencies, estimated liabilities for litigation exposures and liquidated damages, estimated warranty costs, estimates related to pension accounting, estimates used to determine fair values in purchase accounting, estimates related to the fair value of reporting units for purposes of assessing goodwill for impairment, estimated proceeds from assets held for sale and estimates related to deferred tax assets and liabilities, including valuation allowances on deferred tax assets. Actual results could differ materially from these estimates.

Revenue Recognition — The Company generally recognizes revenue, net of sales taxes, once the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery of the equipment has occurred or services have been rendered, (iii) the price of the equipment or service is fixed and determinable and (iv) collectibility is reasonably assured. For certain engineering, procurement and construction-type contracts, which typically include the Company's subsea and drilling systems and processing equipment contracts, revenue is recognized in accordance with accounting rules relating to construction-type and production-type contracts. Under this guidance, the Company recognizes revenue on these contracts using a units-of-completion method.  However, for certain specific types of drilling systems contracts which have different characteristics than our other contracts, we use the cost-to-cost method of accounting.  Under the units-of-completion method, revenue and cost of sales are recognized once the manufacturing process is complete for each unit specified in the contract with the customer, including customer inspection and acceptance, if required by the contract.  Under the cost-to-cost method, revenue and cost of sales are recognized in the ratio of actual costs incurred to date on the project in relation to total estimated project costs.  Both methods require the Company to make estimates regarding the total costs of the project, which impacts the amount of gross margin the Company recognizes in each reporting period.  The Company routinely, and at least quarterly, reviews its estimates relating to total estimated contract profit or loss and recognizes changes in those estimates as they are determined.  Revenue associated with change orders is not included in the calculation of estimated profit on a contract until approved by the customer.  Costs associated with unapproved change orders are deferred if (i) the customer acknowledges a change has occurred and (ii) it is probable that the costs will be recoverable from the customer.  If these two conditions are not met, the costs are included in the calculation of estimated profit on the project.  Anticipated losses on contracts are recorded in full in the period in which they become evident.

Approximately 23%, 26% and 36% of the Company's revenues for the years ended December 31, 2012, 2011 and 2010, respectively, were recognized under the accounting rules for construction-type and production-type contracts.

Shipping and Handling Costs — Shipping and handling costs are reflected in the caption entitled "Cost of sales (exclusive of depreciation and amortization shown separately below)" in the accompanying Consolidated Results of Operations statements.

Cash Equivalents and Short-Term Investments — Cash equivalents consist of highly liquid investments which are readily convertible to cash and have maturities of three months or less at the time of purchase.  Short-term investments consist primarily of commercial paper, U.S. Treasury securities, U.S. non-governmental agency asset-backed securities and corporate debt obligations that have maturities of more than three months but less than one year.  All of our short-term investments are classified as available-for-sale and recorded at fair value, with unrealized holding gains and losses recorded as a component of accumulated other comprehensive income (loss).

Allowance for Doubtful Accounts — The Company maintains allowances for doubtful accounts for estimated losses that may result from the inability of its customers to make required payments. Such allowances are based upon several factors including, but not limited to, historical experience, the length of time an invoice has been outstanding, responses from customers relating to demands for payment and the current and projected financial condition of specific customers.

Inventories — Aggregate inventories are carried at cost or, if lower, net realizable value. On the basis of current costs, 53% of inventories at December 31, 2012 and 55% at December 31, 2011 are carried on the last-in, first-out (LIFO) method. For these locations, the use of LIFO results in a better matching of costs and revenues. The remaining inventories, which are generally located outside the United States and Canada, are carried on the first-in, first-out (FIFO) method. The Company provides a reserve for estimated inventory obsolescence or excess quantities on hand equal to the difference between the cost of the inventory and its estimated realizable value.

Plant and Equipment — Property, plant and equipment, both owned and under capital lease, are carried at cost. Maintenance and repair costs are expensed as incurred. The cost of renewals, replacements and betterments is capitalized. The Company capitalizes software developed or obtained for internal use. Accordingly, the cost of third-party software, as well as the cost of third-party and internal personnel that are directly involved in application development activities, are capitalized during the application development phase of new software systems projects. Costs during the preliminary project stage and post-implementation stage of new software systems projects, including data conversion and training costs, are expensed as incurred. Depreciation and amortization is provided over the estimated useful lives of the related assets, or in the case of assets under capital leases, over the related lease term, if less, using the straight-line method. The estimated useful lives of the major classes of property, plant and equipment are as follows:

Estimated Useful Lives
Buildings and leasehold improvements	10-40 years
Machinery, equipment and tooling	3-18 years
Office furniture, software and other	3-10 years

Goodwill and Intangible Assets — Cameron allocates the purchase price of acquired businesses to their identifiable tangible assets and liabilities, such as accounts receivable, inventory, property, plant and equipment, accounts payable and accrued liabilities, based on their estimated fair values.  The Company will also typically allocate a portion of the purchase price to certain identifiable intangible assets, such as noncompete agreements, trademarks, trade names, patents, technology, customer relationships and backlog using various widely accepted valuation techniques such as discounted future cash flows and the relief-from-royalty and, excess earnings methods.  Each of these methods involves level 3 unobservable market inputs.  Any remaining excess of cost over allocated fair values is recorded as goodwill.  On many larger acquisitions, Cameron will engage third-party valuation experts to assist in determining the fair values for both the identifiable tangible and intangible assets.  Certain estimates and judgments are required in the application of the fair value techniques, including estimates of future cash flows, selling prices, replacement costs, royalty rates for use of assets, economic lives and the selection of a discount rate.

The Company reviews the carrying value of goodwill in accordance with accounting rules on impairment of goodwill, which require that the Company estimate the fair value of each of its reporting units annually, or when impairment indicators exist, and compare such amounts to their respective carrying values to determine if an impairment of goodwill is required.  Generally, this review is conducted during the first quarter of each annual period.  The estimated fair value of each reporting unit for the 2012, 2011 and 2010 evaluations was determined using discounted future expected cash flows (level 3 unobservable inputs) consistent with the accounting guidance for fair-value measurements. Certain estimates and judgments are required in the application of the fair value models, including, but not limited to, estimates of future cash flows and the selection of a discount rate.  The Company's reporting units for goodwill impairment evaluation purposes are the Drilling, Surface and Subsea Systems divisions of the DPS segment, the Engineered Valves, Distributed Valves, Process Valves, Measurement Systems divisions and the Aftermarket Services business of the V&M segment and the Process Systems & Reciprocating Compression, Custom Process Systems and Centrifugal Compression divisions of the PCS segment.

The Company's intangible assets, excluding goodwill, represent purchased patents, trademarks, customer relationships and other identifiable intangible assets. The majority of intangible assets are amortized on a straight-line basis over the years expected to be benefited, generally ranging from 5 to 20 years. Such intangibles are tested for recoverability whenever events or changes in circumstances indicate that their carrying value may not be recoverable. As many areas of the Company's business rely on patents and proprietary technology, it has followed a policy of seeking patent protection both inside and outside the United States for products and methods that appear to have commercial significance. The costs of developing any intangibles internally, as well as costs of defending such intangibles, are expensed as incurred. No material impairment of intangible assets was required during the years ended December 31, 2012, 2011 or 2010, except as reflected in Note 3 of the Notes to Consolidated Financial Statements.

Long-Lived Assets — In accordance with accounting rules for the impairment or disposal of long-lived assets, such assets, excluding goodwill and indefinite-lived intangibles, to be held and used by the Company are reviewed to determine whether any events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. For long-lived assets to be held and used, the Company bases its evaluation on impairment indicators such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements and other external market conditions or factors that may be present. If such impairment indicators are present or other factors exist that indicate the carrying amount of the asset may not be recoverable, the Company determines whether an impairment has occurred through the use of an undiscounted cash flow analysis of the asset at the lowest level for which identifiable cash flows exist. If an impairment has occurred, the Company recognizes a loss for the difference between the carrying amount and the fair value of the asset. Assets are classified as held for sale when the Company has a plan for disposal of such assets and those assets are stated at estimated fair value less estimated costs to sell.  No material impairment of long-lived assets was required during the years ended December 31, 2012, 2011 or 2010.

Product Warranty — Estimated warranty costs are accrued either at the time of sale based upon historical experience or, in some cases, when specific warranty problems are encountered. Adjustments to the recorded liability are made periodically to reflect actual experience.

Contingencies — The Company accrues for costs relating to litigation, including litigation defense costs, claims, assessments and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties, amounts specified by contract, amounts designated by legal statute or management's judgment, as appropriate. Revisions to contingent liability reserves are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company's previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated reserves to be recognized in the period such new information becomes known.

Income Taxes — The asset and liability approach is used to account for income taxes by recognizing deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. Income tax expense includes U.S. and foreign income taxes, including U.S. federal taxes on undistributed earnings of foreign subsidiaries to the extent such earnings are planned to be remitted. Taxes are not provided on the translation component of comprehensive income since the effect of translation is not considered to modify the amount of the earnings that are planned to be remitted.

The Company accounts for uncertainties in its income tax positions in accordance with income tax accounting rules.  Interest related to accruals for uncertain tax positions is reflected as a component of interest expense in the Consolidated Results of Operations statement. Penalties on a tax position taken by the Company are reflected as a component of income tax expense in the Consolidated Results of Operations statement. See Note 12 of the Notes to Consolidated Financial Statements for further discussion of the Company's income taxes.

Environmental Remediation and Compliance — Environmental remediation and postremediation monitoring costs are accrued when such obligations become probable and reasonably estimable. Such future expenditures are not discounted to their present value.

Pension and Postretirement Benefits Accounting — The Company recognizes the funded status of its defined benefit pension and other postretirement benefit plans in its Consolidated Balance Sheets.  The measurement date for all of the Company's plans was December 31, 2012.  See Note 8 of the Notes to Consolidated Financial Statements for further information.

Stock-Based Compensation — At December 31, 2012, the Company had grants outstanding under various stock-based employee compensation plans, which are described in further detail in Note 9 of the Notes to Consolidated Financial Statements. Compensation expense for the Company's stock-based compensation plans is measured using the fair value method required by accounting rules on stock compensation. Under this guidance, the fair value of stock option grants and restricted stock unit awards is amortized to expense using the straight-line method over the shorter of the vesting period or the remaining employee service period.

Derivative Financial Instruments — Consistent with accounting guidance for derivative instruments and hedging activities, the Company recognizes all derivative financial instruments as assets and liabilities on a gross basis and measures them at fair value.  Hedge accounting is only applied when the derivative is deemed highly effective at offsetting changes in anticipated cash flows of the hedged item or transaction. Changes in fair value of derivatives that are designated as cash flow hedges are deferred in accumulated other elements of comprehensive income (loss) until the underlying transactions are recognized in earnings, at which time any deferred hedging gains or losses are reclassified to earnings in the same income statement caption as impacted by the hedged item. Any ineffective portion of the change in the fair value of a derivative used as a cash flow hedge is recorded in earnings as incurred. The amounts recorded in earnings from ineffectiveness for the years ended December 31, 2012, 2011 and 2010 have not been material. The Company may at times also use forward or option contracts to hedge certain other foreign currency exposures. These contracts are not designated as hedges under the accounting guidance described above.  Therefore, the changes in fair value of these contracts are recognized in earnings as they occur and offset gains or losses on the related exposures.

The Company may also periodically use interest rate swaps to modify the interest characteristics of some or all of its fixed or floating rate debt.  As these interest rate swaps are generally not designated as hedges, changes in the fair value of these derivatives are recognized as an adjustment to interest expense as they occur.

Foreign Currency — For most subsidiaries and branches outside the U.S., the local currency is the functional currency.  The financial statements of these subsidiaries and branches are translated into U.S. dollars as follows: (i) assets and liabilities at year-end exchange rates; (ii) income, expenses and cash flows at monthly average exchange rates or exchange rates in effect on the date of the transaction; and (iii) stockholders' equity at historical exchange rates. For those subsidiaries where the local currency is the functional currency, the resulting translation adjustment is recorded as a component of accumulated other elements of comprehensive income (loss) in the accompanying Consolidated Balance Sheets.

For certain other subsidiaries and branches, operations are conducted primarily in currencies other than the local currencies, which are therefore the functional currency. Non-functional currency monetary assets and liabilities are remeasured at ending exchange rates. Revenue, expense and gain and loss accounts of these foreign subsidiaries and branches are remeasured at average exchange rates or exchange rates in effect on the date of the transaction. Non-functional currency non-monetary assets and liabilities, and the related revenue, expense, gain and loss accounts are remeasured at historical rates.

Foreign currency gains and losses arising from monetary transactions denominated in a currency other than the functional currency of the entity involved are included in income. The effects of foreign currency transactions were a loss of $12.4 million for the year ended December 31, 2012, a loss of $10.9 million for the year ended December 31, 2011 and a gain of $11.9 million for the year ended December 31, 2010.

Reclassifications and Revisions — Certain prior year amounts have been reclassified to conform to the current year presentation.

Acquisitions and Joint Ventures	12 Months Ended
Dec. 31, 2012
Acquisitions and Joint Ventures [Abstract]
Acquisitions and Joint Ventures
Note 2: Acquisitions and Joint Ventures

One SubseaTM ― On November 15, 2012, Cameron and Schlumberger announced their intent to create OneSubsea, a joint venture to manufacture and develop products, systems and services for the subsea oil and gas market.  Cameron will contribute its existing subsea business and receive $600 million from Schlumberger while Schlumberger will contribute its Framo, Surveillance, Flow Assurance and Power and Controls businesses.  As 60% owner, Cameron will manage the joint venture, consolidate it in its DPS segment and reflect a minority interest in its financial statements for Schlumberger's 40% interest in the joint venture.  The transaction is subject to regulatory approvals and other customary closing conditions, which are expected to be completed during the first half of 2013.

LeTourneau Technologies Drilling Systems, Inc. — On October 24, 2011, the Company closed on the acquisition of LeTourneau Technologies Drilling Systems, Inc., a wholly-owned subsidiary of Joy Global Inc., for $375.0 million in cash, subject to certain post-closing adjustments.  LeTourneau provides drilling equipment as well as rig designs and components for both the land and offshore rig markets and its results of operations have been included in the Company's DPS segment from the date of acquisition.

Other Acquisitions — During the fourth quarter of 2012, the Company spent $39.7 million, net of cash acquired, on two acquisitions, CairnToul Well Equipment Services Limited and ICI Artificial Lift, Inc. both of which are intended to enhance the product and service offerings of its Surface Systems business in the DPS segment.

On June 6, 2012, the Company closed on its purchase of the drilling equipment business of TTS Energy Division from TTS Group ASA, a Norwegian company ("TTS"), for a cash payment of $248.1 million, net of cash acquired, subject to certain post-closing adjustments.  TTS provides high performance drilling equipment, rig packages and rig solutions for both onshore and offshore rigs to the international energy industry and its financial results have been included in the DPS segment since the date of acquisition.
During the first quarter of 2012, the Company acquired 100% of the outstanding stock of Elco Filtration and Testing, Inc. ("Elco"), for a total purchase price of $61.5 million, net of cash acquired.  Elco was purchased to strengthen the Company's wellhead product and service offerings and has been included in the DPS segment since the date of acquisition.

The Company is still awaiting significant information relating to the fair value of the assets and liabilities of each of these businesses, in particular inventory, property, plant and equipment and acquired intangibles, in order to finalize the respective purchase price allocations.

The table set forth below shows the preliminary purchase price allocation of the four businesses acquired in 2012.  These items are included in the Company's Consolidated Balance Sheet at December 31, 2012 and are treated as non-cash additions, except for the net cash cost of the acquisitions, in the Company's Consolidated Cash Flows Statement for the year ended December 31, 2012.

(dollars in millions)	Preliminary Purchase Price Allocation of Businesses Acquired for 2012

Cash	$16.4
Accounts receivable	44.6
Inventory	41.1
Current deferred tax assets	25.7
Other current assets	27.7
Property, plant and equipment	18.6
Goodwill	249.6
Intangibles	94.8
Other non-current assets	7.0
Accounts payable and accrued liabilities	(159.8)
Total purchase price	$365.7

Approximately $27.8 million of the goodwill recorded in 2012 is deductible for tax purposes.

During 2011, the Company also acquired the stock of four other businesses for a total cash purchase price, net of cash acquired, of $46.9 million.  Vescon Equipamentos Industriais Ltda. was acquired to strengthen the Company's surface product offerings in the Brazilian market and has been included in the DPS segment since the date of acquisition.  The remaining interest in Scomi Energy Sdn Bhd., previously a Cameron joint venture company, was acquired in order to strengthen the Company's process systems offerings in the Malaysian market.  TS-Technology AS, a Norwegian company, was acquired to enhance the Company's water treatment technology offerings.  Industrial Machine and Fabrication ("IMF") was acquired to enhance the Company's rotating compression aftermarket offerings.  The results of these businesses have been included in the PCS segment since the dates of the respective acquisitions.

During 2010, the Company acquired the assets or capital stock of two businesses for a total cash purchase price of $40.9 million.  These businesses were acquired to enhance the Company's product offerings or aftermarket services in the DPS and V&M segments. The two acquisitions were included in the Company's consolidated financial statements for the periods subsequent to the acquisitions. Under the terms of the acquisition recorded in the V&M segment, the Company has the right and obligation under various conditions to purchase the remaining 49% capital stock interest it does not currently own.  The Company has reflected a liability in its consolidated balance sheet for the fair value of the remaining 49% interest the Company is required to purchase.

Other Costs	12 Months Ended
Dec. 31, 2012
Other Costs [Abstract]
Other Costs
Note 3: Other Costs

Other costs consisted of the following:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Impairment of intangibles	$17.6	$–	$–
International pension settlement costs	6.6	–	–
Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	–	82.5	–
BOP litigation costs	2.5	60.7	12.5
Acquisition integration costs	13.2	–	22.0
Costs associated with retiring the 2.5% convertible debentures	–	14.5	–
Mark-to-market impact on currency derivatives not designated as accounting hedges	(15.7)	9.3	–
Joint venture formation costs	2.7	–	–
Severance, restructuring and other costs	6.6	10.4	12.7

Total other costs	$33.5	$177.4	$47.2

Acquisition integration costs consist of costs incurred for the integration of the operations of certain newly acquired businesses with the existing operations of the Company, largely reflecting the costs associated with converting legacy systems to the Company's SAP information systems.

Receivables	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Receivables
Note 4: Receivables

Receivables consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Trade receivables	$1,823.2	$1,523.5
Insurance company receivables related to the indemnity settlement with BP Exploration and Production Inc. (see Note 19)	–	167.5
Other receivables	151.4	76.2
Allowance for doubtful accounts	(7.9)	(9.9)

Total receivables	$1,966.7	$1,757.3

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
Note 5: Inventories

Inventories consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Raw materials	$237.9	$427.3
Work-in-process	902.1	767.8
Finished goods, including parts and subassemblies	1,797.9	1,376.9
Other	14.3	12.5
	2,952.2	2,584.5
Excess of current standard costs over LIFO costs	(122.0)	(102.7)
Allowance for obsolete and excess inventory	(89.0)	(81.9)

Total inventories	$2,741.2	$2,399.9

Plant and Equipment, Goodwill and Other Assets	12 Months Ended
Dec. 31, 2012
Plant and Equipment, Goodwill and Other Assets [Abstract]
Plant and Equipment, Goodwill and Other Assets
Note 6: Plant and Equipment, Goodwill and Other Assets

Plant and equipment consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Land and land improvements	$100.0	$80.3
Buildings	610.5	561.5
Machinery and equipment	1,387.5	1,208.0
Tooling, dies, patterns, etc.	205.3	189.6
Office furniture & equipment	177.1	156.9
Capitalized software	288.3	220.1
Assets under capital leases	102.5	54.3
Construction in progress	251.6	183.4
All other	33.1	33.9
	3,155.9	2,688.0
Accumulated depreciation	(1,390.8)	(1,187.9)

Total plant and equipment, net	$1,765.1	$1,500.1

Changes in goodwill during 2012 were as follows:

(dollars in millions)	DPS	V&M	PCS	Total

Balance at December 31, 2011	$438.5	$318.0	$858.8	$1,615.3
Current year acquisitions	249.6	–	–	249.6
Adjustments to the purchase price allocation for prior year acquisitions	67.3	–	(1.0)	66.3
Impairment	(13.9)	(0.7)	–	(14.6)
Translation	2.9	1.5	2.9	7.3

Balance at December 31, 2012	$744.4	$318.8	$860.7	$1,923.9

 Other assets consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Deferred income taxes	$127.6	$56.3
Other intangibles:
Gross:
Customer relationships	136.3	144.0
Patents and technology	198.0	123.0
Trademarks	71.6	64.2
Noncompete agreements, engineering drawings and other	87.0	103.6
Accumulated amortization	(157.1)	(125.6)
Other	95.2	52.2

Total other assets	$558.6	$417.7

Amortization expense associated with the Company's other amortizable intangibles recorded as of December 31, 2012 is expected to approximate $49.5 million, $43.2 million, $41.6 million, $40.7 million and $29.4 million for the years ending December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
Note 7: Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	$–	$250.0
Trade accounts payable and accruals	925.1	718.8
Advances from customers	1,320.1	1,012.5
Other accruals	800.5	688.4

Total accounts payable and accrued liabilities	$3,045.7	$2,669.7

Activity during the year associated with the Company's product warranty accruals was as follows (dollars in millions):

Balance December 31, 2011	Warranty Provisions	Acquisitions	Charges Against Accrual	Translation and Other	Balance December 31, 2012

$65.0	$43.4	$7.5	$(49.8)	$1.5	$67.6

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note 8: Employee Benefit Plans

As of December 31, 2012, the Company sponsored separate defined benefit pension plans for employees of certain of its international subsidiaries, as well as several unfunded defined benefit arrangements for various other employee groups. The defined benefit pension plan covering employees in the United Kingdom was frozen to new entrants effective June 14, 1996.
Certain of the Company's employees also participate in various employee welfare benefit plans, including medical, dental and prescriptions. Additionally, certain employees based in the United States receive retiree medical, prescription and life insurance benefits. All of the welfare benefit plans, including those providing postretirement benefits, are unfunded.

Total net benefit plan expense (income) associated with the Company's defined benefit pension and postretirement benefit plans consisted of the following:

	Pension Benefits			Postretirement Benefits
(dollars in millions)	2012	2011	2010	2012		2011		2010

Service cost	$2.9	$3.1	$2.9	$	−	$	−	$	−
Interest cost	14.9	15.9	15.1		0.5		0.6		0.9
Expected return on plan assets	(17.9)	(18.2)	(15.8)		−		−		−
Amortization of prior service credits	(0.2)	–	–		(1.3)		(1.3)		(0.9)
Amortization of losses (gains)	5.9	5.8	6.7		(0.9)		(0.9)		(1.2)
Settlement loss	4.5	–	–		–		–		–
Other	1.5	0.3	–		−		−		−

Total net benefit plan expense (income)	$11.6	$6.9	$8.9		$(1.7)		$(1.6)		$(1.2)

Included in accumulated other elements of comprehensive income (loss) at December 31, 2012 and 2011 are the following amounts that have not yet been recognized in net periodic benefit plan cost, as well as the amounts that are expected to be recognized in net periodic benefit plan cost during the year ending December 31, 2013:

	December 31, 2012		December 31, 2011		Year Ending December 31, 2013
(dollars in millions)	Before Tax	After Tax	Before Tax	After Tax	Expected Amortization

Pension benefits:
Prior service credits	$0.5	$0.4	$0.7	$0.5	$(1.8)
Actuarial losses, net	(125.6)	(95.2)	(88.3)	(65.8)	8.3

Postretirement benefits:
Prior service credits	4.3	2.7	5.7	3.6	(1.1)
Actuarial gains	8.7	5.5	8.8	5.5	(1.0)

	$(112.1)	$(86.6)	$(73.1)	$(56.2)	$4.4

The change in the projected benefit obligation associated with the Company's defined benefit pension plans and the change in the accumulated benefit obligation associated with the Company's postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2012	2011	2012	2011

Benefit obligation at beginning of year	$297.1	$282.4	$14.1	$15.6
Service cost	2.9	3.1	−	−
Interest cost	14.9	15.9	0.5	0.6
Plan participants' contributions	0.8	1.0	−	−
Actuarial losses (gains)	43.9	7.1	(0.9)	(0.7)
Exchange rate changes	13.9	(0.2)	−	−
Benefits and expenses paid from plan assets	(9.2)	(12.2)	(1.2)	(1.4)
Plan amendments	–	(0.7)	0.1	−
Settlements	(14.7)	–	–	–
Other	37.4	0.7	−	−

Benefit obligation at end of year	$387.0	$297.1	$12.6	$14.1

The total accumulated benefit obligation for the Company's defined benefit pension plans was $331.2 million and $258.2 million at December 31, 2012 and 2011, respectively.

The change in the plan assets associated with the Company's defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2012	2011	2012		2011

Fair value of plan assets at beginning of year	$275.9	$261.3	$	−	$	−
Actual return on plan assets	23.3	15.0		−		−
Company contributions	12.3	10.4		1.2		1.4
Plan participants' contributions	0.8	1.0		−		−
Exchange rate changes	12.7	0.1		−		−
Benefits and expenses paid from plan assets	(9.2)	(12.2)		(1.2)		(1.4)
Settlements	(14.7)	–		–		–
Other	16.6	–		–		–
Fair value of plan assets at end of year	$317.7	$275.9	$	−	$	−

The status of the Company's underfunded defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
(dollars in millions)	2012	2011	2012	2011

Current	$(0.9)	$(0.2)	$(1.6)	$(1.9)
Non-current	(68.4)	(21.0)	(11.0)	(12.2)

Underfunded status at end of year	$(69.3)	$(21.2)	$(12.6)	$(14.1)

Actual asset investment allocations for the Company's main defined benefit pension plan in the United Kingdom, which accounts for approximately 92% of total plan assets, were as follows:

	2012	2011	2010

U.K. plan:
Equity securities	54%	53%	54%
Fixed income debt securities, cash and other	46%	47%	46%

In each jurisdiction, the investment of plan assets is overseen by a plan asset committee whose members act as trustees of the plan and set investment policy. For the years ended December 31, 2012, 2011 and 2010, the investment strategy has been designed to approximate the performance of market indexes. The Company's targeted allocation for the U.K. plan for 2013 and beyond is approximately 54% in equities, 41% in fixed income debt securities and 5% in real estate and other.
   During 2012, the Company made contributions totaling approximately $12.3 million to the assets of its various defined benefit pension plans. Contributions to plan assets for 2013 are currently expected to approximate $11.8 million assuming no change in the current discount rate or expected investment earnings.
The assets of the Company's pension plans are generally invested in cash and cash equivalents as well as debt and equity securities or mutual funds, which are valued based on quoted market prices for an individual asset (level 1 market inputs) or mutual fund unit values, which are based on the fair values of the individual securities that the fund has invested in (level 2 observable market inputs).  A small portion of the assets are invested in insurance contracts, real estate and other investments, which are valued based on level 3 unobservable inputs.

The fair values of the Company's pension plan assets by asset category at December 31, 2012 and 2011 were as follows:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2012	2011	2012	2011	2012	2011	2012	2011

Cash and cash equivalents	$1.6	$1.9	$–	$–	$–	$–	$1.6	$1.9
Equity securities:
U.S. equities	–	–	65.5	58.3	–	–	65.5	58.3
Non-U.S. equities	–	–	98.1	82.3	–	–	98.1	82.3
Bonds:
Non-U.S. government bonds	–	–	30.1	89.9	–	–	30.1	89.9
Non-U.S. corporate bonds	–	–	94.1	23.8	–	–	94.1	23.8
Alternative investments:
Insurance contracts	–	–	–	–	15.6	8.0	15.6	8.0
Real estate and other	–	–	–	–	12.7	11.7	12.7	11.7

Total assets	$1.6	$1.9	$287.8	$254.3	$28.3	$19.7	$317.7	$275.9

Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011
Balance at beginning of the year	$19.7	$18.3
Purchases/sales, net	7.7	0.7
Actual return on plan assets	0.2	0.9
Currency impact	0.7	(0.2)

Balance at end of the year	$28.3	$19.7

The weighted-average assumptions associated with the Company's defined benefit pension and postretirement benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011

Assumptions related to net benefit costs:
U.S. plans:
Discount rate	3.5%	4.1%	3.5%	4.1%
Health care cost trend rate	–	–	8.0%	9.0%
Measurement date	1/1/2012	1/1/2011	1/1/2012	1/1/2011

Foreign plans:
Discount rate	5.0-5.75%	5.5%	–	–
Expected return on plan assets	4.75-6.5%	4.75-6.75%	–	–
Rate of compensation increase	3.0-4.25%	3.0-4.5%	–	–
Measurement date	1/1/2012	1/1/2011	–	–

Assumptions related to end-of-period benefit obligations:
U.S. plans:
Discount rate	2.75%	3.5%	2.75%	3.5%
Health care cost trend rate	–	–	8.0%	9.0%
Measurement date	12/31/2012	12/31/2011	12/31/2012	12/31/2011

Foreign plans:
Discount rate	2.25-6.75%	5.0-5.75%	–	–
Rate of compensation increase	3.0-4.5%	3.0-4.25%	–	–
Measurement date	12/31/2012	12/31/2011	–	–

The Company's discount rate assumptions for its U.S. postretirement benefits plan and its international defined benefit pension plans are based on the average yield of a hypothetical high quality bond portfolio with maturities that approximately match the estimated cash flow needs of the plans.
The assumptions for expected long-term rates of return on assets are based on historical experience and estimated future investment returns, taking into consideration anticipated asset allocations, investment strategies and the views of various investment professionals.
The rate of compensation increase assumption for international plans reflects local economic conditions and the Company's compensation strategy in those locations.
The health care cost trend rate is assumed to decrease gradually from 8% to 5% by 2019 and remain at that level thereafter. A one-percentage-point increase or decrease in the assumed health care cost trend rate would not have a material impact on the service and interest cost components in 2012 or the postretirement benefit obligation as of December 31, 2012.

Amounts applicable to the Company's pension plans with projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets were as follows:

	Projected Benefit Obligation in Excess of Plan Assets		Accumulated Benefit Obligation in Excess of Plan Assets
	at December 31,		at December 31,
(dollars in millions)	2012	2011	2012	2011

Fair value of applicable plan assets	$312.3	$275.9	$18.4	$11.2
Projected benefit obligation of applicable plans	$381.5	$297.1	–	–
Accumulated benefit obligation of applicable plans	–	–	$53.5	$20.7

Future expected benefit payments are as follows:

(dollars in millions)	Pension Benefits	Postretirement Benefits

Year ending December 31:
2013	$11.6	$1.7
2014	$11.8	$1.5
2015	$12.1	$1.4
2016	$12.6	$1.3
2017	$13.0	$1.1
2018 - 2022	$72.9	$4.1

The Company's United States-based employees who are not covered by a bargaining unit and certain others are also eligible to participate in the Cameron International Corporation Retirement Savings Plan. Under this plan, employees' savings deferrals are partially matched in cash and invested at the employees' discretion. The Company provides nondiscretionary retirement contributions to the Retirement Savings Plan on behalf of each eligible employee equal to 3% of their defined pay.  Eligible employees vest in the 3% retirement contributions plus any earnings after completing three years of service.  In addition, the Company provides an immediately vested matching contribution of up to 100% of the first 6% of pay contributed by each eligible employee.  Employees may contribute amounts in excess of 6% of their pay to the Retirement Savings Plan, subject to certain United States Internal Revenue Service limitations. The Company's expense for the matching and retirement contribution for the years ended December 31, 2012, 2011 and 2010 amounted to $69.5 million, $57.7 million and $42.5 million, respectively. In addition, the Company provides savings or other benefit plans for employees under collective bargaining agreements and, in the case of certain international employees, as required by government mandate, which provide for, among other things, Company funding in cash based on specified formulas. Expense with respect to these various defined contribution and government-mandated plans for the years ended December 31, 2012, 2011 and 2010 amounted to $60.0 million, $57.9 million and $41.9 million, respectively.

Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans
Note 9: Stock-Based Compensation Plans

The Company has grants outstanding under various equity compensation plans, only one of which, the 2005 Equity Incentive Plan (2005 EQIP), is currently available for future grants of equity compensation awards to employees and non-employee directors. Options granted under the Company's equity compensation plans had an exercise price equal to the market value of the underlying common stock on the date of grant and all terms were fixed.

Stock-based compensation expense recognized was as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Outstanding restricted and deferred stock units and awards	$32.6	$25.6	$26.0
Unvested outstanding stock options	12.1	11.1	8.5

Total stock-based compensation expense	$44.7	$36.7	$34.5

The total income statement tax benefit recognized from stock-based compensation arrangements during the years ended December 31, 2012, 2011 and 2010  totaled approximately $16.5 million, $13.5 million and $12.7 million, respectively.

Stock options
Options with terms of seven or ten years have been granted to officers and other key employees of the Company under the 2005 EQIP plan at a fixed exercise price equal to the fair value of the Company's common stock on the date of grant. The options vest in one-third increments each year on the anniversary date following the date of grant, based on continued employment.

A summary of option activity under the Company's stock compensation plans as of and for the year ended December 31, 2012 is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (dollars in millions)

Outstanding at January 1, 2012	5,757,456	$38.36	4.55	$63.8
Granted	668,361	56.04
Exercised	(1,439,428)	31.47
Forfeited	(216,746)	37.85
Expired	–	–

Outstanding at December 31, 2012	4,769,643	$42.94	5.02	$64.5

Vested at December 31, 2012 or expected to vest in the future	4,754,339	$42.91	5.01	$64.4

Exercisable at December 31, 2012	3,175,276	$38.98	3.61	$55.5

At
December 31, 2012

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$15.9

Weighted-average remaining expense recognition period (in years)	1.49

The fair values per share of option grants for the years ended December 31, 2012, 2011 and 2010 were estimated using the Black-Scholes-Merton option pricing formula with the following weighted-average assumptions:

	Year Ended December 31,
	2012	2011	2010

Expected life (in years)	3.2	2.8	2.5
Risk-free interest rate	0.37%	0.38%	0.46%
Volatility	39.4%	42.6%	43.8%
Expected dividend yield	0.0%	0.0%	0.0%

   The Company determined the assumptions involving the expected life of its options and volatility rates based primarily on historical data and consideration of expectations for the future.
The above assumptions and market prices of the Company's common stock at the date of option exercises resulted in the following values:

	Year Ended December 31,
	2012	2011	2010

Grant-date fair value per option	$15.68	$14.47	$11.78
Intrinsic value of options exercised (dollars in millions)	$33.7	$31.5	$63.4
Average intrinsic value per share of options exercised	$23.39	$26.79	$22.46

Restricted and deferred stock units and awards
Grants of restricted stock units are made to officers and other key employees. The restricted stock units granted generally provide for vesting in one-third increments each year or three-year 100% cliff vesting on the third anniversary of the date of grant, based on continued employment.
Non-employee directors are entitled to receive an annual number of deferred stock units equal to a value of $250,000 determined on the day following the Company's annual meeting of stockholders or, if a director's election to the Board occurs between annual meetings of stockholders, the initial grant of deferred stock units is based on a pro-rata portion of the annual grant amount equal to the remaining number of months in the board year until the next annual meeting of stockholders.  These units, which have no exercise price and no expiration date, vest in one-fourth increments quarterly over the following year but cannot be converted into common stock until the earlier of termination of Board service or three years, although Board members have the ability to voluntarily defer conversion for a longer period of time.

A summary of restricted and deferred stock unit award activity under the Company's stock compensation plans as of and for the year ended December 31, 2012 is presented below:

Restricted and Deferred Stock Units	Number	Weighted-Average Grant Date Fair Value

Nonvested at January 1, 2012	1,909,355	$30.25
Granted	674,578	50.44
Vested	(808,342)	49.60
Forfeited	(62,084)	47.47

Nonvested at December 31, 2012	1,713,507	$28.11

At December 31, 2012

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$31.8

Weighted-average remaining expense recognition period (in years)	1.53

Information on restricted and deferred stock units granted and vesting during the three years ended December 31, 2012 follows:

	Year Ended December 31,
	2012	2011	2010

Number of units granted with performance conditions	211,244	139,191	211,804
Intrinsic value of units vesting (dollars in millions)	$38.2	$36.9	$29.2
Total number of units granted	674,578	682,246	806,041
Weighted average grant date fair value per unit	$50.44	$50.67	$41.81

The fair value of restricted and deferred stock units is determined based on the closing trading price of the Company's common stock on the grant date.
At December 31, 2012, 2,242,718 shares were reserved for future grants of options, deferred stock units, restricted stock units and other awards. The Company may issue either treasury shares or newly issued shares of its common stock in satisfaction of these awards.

Debt	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt
Note 10: Debt

The Company's debt obligations were as follows:

	December 31,
(dollars in millions)	2012	2011

Senior notes:
Floating rate notes due June 2, 2014	$250.0	$250.0
1.6% notes due April 30, 2015	250.0	–
6.375% notes due July 15, 2018	450.0	450.0
4.5% notes due June 1, 2021	250.0	250.0
3.6% notes due April 30, 2022	250.0	–
7.0% notes due July 15, 2038	300.0	300.0
5.95% notes due June 1, 2041	250.0	250.0
Unamortized original issue discount	(4.1)	(3.8)
Other debt	19.6	70.0
Obligations under capital leases	60.7	18.6
	2,076.2	1,584.8
Current maturities	(29.2)	(10.6)

Long-term maturities	$2,047.0	$1,574.2

Senior Notes
On May 17, 2012, the Company completed the public offering of $500.0 million in aggregate principal amount of senior unsecured notes as follows:
•	$250.0 million principal amount of 1.6% Senior Notes due April 30, 2015; and
•	$250.0 million principal amount of 3.6% Senior Notes due April 30, 2022.
Interest on the 1.6% and 3.6% Senior Notes is payable on April 30 and October 30 of each year, beginning October 30, 2012.  The 1.6% and 3.6% Senior Notes were sold at 99.957% and 99.744% of principal amount, respectively, and can both be redeemed in whole or in part by the Company prior to maturity for an amount equal to the principal amount of the notes redeemed plus, under certain circumstances, a make-whole premium as described further in the Supplemental Indenture for each respective Senior Note.
The Floating Rate Senior Notes due June 2, 2014 bear interest based on the 3-month London Interbank Offered Rate (LIBOR) plus 0.93%, per annum (1.24% and 1.46% at December 31, 2012 and 2011, respectively).
The 6.375%, 4.5%, 7.0%  and 5.95% Senior Notes can all be redeemed in whole or in part by the Company prior to maturity in accordance with the terms of the respective Supplemental Indentures.  The Floating Rate Senior Notes are not redeemable by the Company prior to maturity.
All of the Company's senior notes rank equally with the Company's other existing unsecured and unsubordinated debt.
Proceeds from the issuance of the Senior Notes in 2012 were used to (i) fund the acquisition of TTS, as described further in Note 2 of the Notes to Consolidated Condensed Financial Statements, (ii) repay certain indebtedness of our Brazilian subsidiary to unaffiliated third parties and, (iii) meet certain other general corporate needs.

Multicurrency Revolving Letter of Credit and Credit Facilities
On June 6, 2011, the Company entered into a Second Amendment to its Credit Agreement dated April 14, 2008 (the Amended Credit Agreement).  This amendment increased the Company's multicurrency borrowing capacity to $835.0 million and extended the maturity date to June 6, 2016.  Under the Amended Credit Agreement, the Company may borrow funds at LIBOR plus a spread, which varies based on the Company's current debt rating, and, if aggregate outstanding credit exposure exceeds one-half of the total facility amount, an additional fee will be incurred.  At December 31, 2012, the Company had issued letters of credit totaling $25.4 million under this Amended Credit Agreement with the remaining amount of $809.6 million available for future use.
The Company also has a three-year $250.0 million committed multi-currency revolving letter of credit facility with a third party bank expiring on February 2, 2015.  At December 31, 2012, the Company had issued letters of credit totaling $199.0 million under this revolving credit facility, leaving a remaining amount of $51.0 million available for future use.

Other
Other debt, some of which is held by entities located in countries with high rates of inflation, has a weighted-average interest rate of 9.2% at December 31, 2012 (9.1% at December 31, 2011).
Future maturities of the Company's debt (excluding the remaining amount of unamortized discount and capital leases) are approximately $18.9 million in 2013, $250.3 million in 2014, $250.3 million in 2015, and $1,500.1 million thereafter.
In addition to the above, the Company also has other unsecured and uncommitted credit facilities available to its foreign subsidiaries to fund ongoing operating activities. Certain of these facilities also include annual facility fees.

Information on interest expensed and paid during the three years ended December 31, 2012 was as follows:

	Year Ended December 31
(dollars in millions)	2012	2011	2010

Interest expensed	$104.4	$92.4	$82.2
Interest paid	$96.7	$102.8	$73.0

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
Note 11: Leases

The Company leases certain facilities, office space, vehicles, data processing and other equipment under capital and operating leases. Rental expenses for the years ended December 31, 2012, 2011 and 2010 were $85.6 million, $74.7 million and $67.5 million, respectively. Future minimum lease payments with respect to capital leases and operating leases with noncancelable terms in excess of one year were as follows:

	Capital	Operating
(dollars in millions)	Lease Payments	Lease Payments

Year ending December 31:
2013	$12.3	$65.0
2014	12.1	62.7
2015	10.0	50.2
2016	6.7	53.1
2017	4.2	38.0
Thereafter	75.8	117.8

Future minimum lease payments	121.1	386.8
Less: amount representing interest	(60.4)	–

Lease obligations at December 31, 2012	$60.7	$386.8

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note 12: Income Taxes
The components of income before income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

U.S. operations	$745.9	$590.3	$365.9
Foreign operations	192.1	60.8	367.4

Income before income taxes	$938.0	$651.1	$733.3

The provisions for income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Current:
U.S. federal	$123.4	$46.6	$102.5
U.S. state and local	9.4	5.3	8.7
Foreign	140.1	96.4	83.1
	272.9	148.3	194.3

Deferred:
U.S. federal	(35.8)	5.9	(25.8)
U.S. state and local	(2.3)	2.1	0.9
Foreign	(47.3)	(27.1)	1.0
	(85.4)	(19.1)	(23.9)

Income tax provision	$187.5	$129.2	$170.4

 The reasons for the differences between the provision for income taxes and income taxes using the U.S. federal income tax rate were as follows:

	Year Ended December 31,
	2012	2011	2010

U.S. federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes	0.57	1.03	1.02
Foreign statutory rate differential	(9.22)	(7.30)	(9.62)
Change in valuation allowance on deferred tax assets	5.92	(8.89)	6.76
Nondeductible expenses	0.74	2.47	1.64
Net U.S. tax on foreign source income	(10.92)	(1.67)	(9.52)
All other	(2.09)	(0.80)	(2.05)

Total	20.00%	19.84%	23.23%

Total income taxes paid (dollars in millions)	$239.5	$121.2	$198.2

Components of deferred tax assets (liabilities) were as follows:

	December 31,
(dollars in millions)	2012	2011

Deferred tax liabilities:
Plant and equipment	$(150.3)	$(137.6)
Inventory	–	(4.5)
Intangible assets	(106.7)	(90.7)
Other	(17.1)	(9.3)
Total deferred tax liabilities	(274.1)	(242.1)

Deferred tax assets:
Inventory	5.6	–
Postretirement benefits other than pensions	11.7	9.5
Reserves and accruals	137.5	120.4
Net operating losses and tax credits	276.6	102.0
Pensions	25.8	16.6
Other	12.7	22.0

Total deferred tax assets	469.9	270.5

Valuation allowance	(84.2)	(29.7)

Net deferred tax assets (liabilities)	$111.6	$(1.3)

Changes in the Company's accruals for unrecognized tax benefits were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Balance at beginning of year	$148.4	$68.4	$60.4
Increases in estimates for tax positions taken prior to the current year	–	6.6	1.0
Decreases in estimates for tax positions taken prior to the current year	(11.3)	(2.4)	(0.3)
Increases due to tax positions taken during the current year	–	76.1	5.5
Decreases relating to settlements with tax authorities	(10.1)	(2.3)	(0.3)
Decreases resulting from the lapse of applicable statutes of limitation	(6.5)	(0.1)	(0.2)
Net increases due to translation and interest	0.5	2.1	2.3

Balance at end of year	$121.0	$148.4	$68.4

The Company has a $15.0 million accrual for unrecognized tax benefits at December 31, 2012, for which the uncertainties surrounding the benefits are expected to be settled during the next twelve-month period as a result of the conclusion of various income tax audits or due to the expiration of the applicable statute of limitations. The Company is not currently aware of any material amounts included as unrecognized tax benefits at December 31, 2012 that, if recognized, would not impact the Company's future effective income tax rate.

There were no material payments for interest or penalties for the years ended December 31, 2012, 2011 or 2010. Also, there were no material accruals for unpaid interest or penalties at December 31, 2012 or 2011.
The Company and its subsidiaries file income tax returns in the United States, various domestic states and localities and in many foreign jurisdictions. The earliest years' tax returns filed by the Company that are still subject to examination by authorities in the major tax jurisdictions are as follows:

United States	United Kingdom	Canada	France	Germany	Norway	Singapore	Italy
2000	2007	2006	2010	2008	2010	2004	2007

At December 31, 2012, the Company had net operating loss and credit carryforwards in numerous jurisdictions with various expiration periods, including certain jurisdictions which have no expiration period.  Changes in the Company's valuation allowances against these net operating loss and credit carryforwards and other deferred tax assets were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Balance at beginning of year	$29.7	$96.2	$46.1
Valuation allowances for unutilized net operating losses and excess foreign tax credits generated in the current year	35.9	–	49.6
Valuation allowances on foreign tax credits associated with a prior year	19.5	–	–
Reduction in valuation allowances due to utilization of prior years' net operating losses and excess foreign tax credits	–	(57.9)	–
Write-off of valuation allowances and associated deferred tax assets for certain losses that have no possibility of being utilized	–	(6.0)	–
Effect of translation	(0.9)	(2.6)	0.5

Balance at end of year	$84.2	$29.7	$96.2

The Company has considered all available evidence in assessing the need for the valuation allowance, including future taxable income, future foreign source income, and ongoing prudent and feasible tax planning strategies. In the event the Company were to determine that it would not be able to realize all or part of its net deferred tax assets in the future, an adjustment to the net deferred tax assets would be charged to income in the period such determination was made.

Tax attribute carryforwards which are available for use on future income tax returns at December 31, 2012 are as follows:

(dollars in millions)	Domestic	Foreign	Expiration

Net operating losses - regular income tax	$–	$97.0	2014 - Indefinite
Net operating losses – state income tax	$2.2	$–	2017
Foreign tax credits	$125.6	$–	2016 - 2022

The tax benefit that the Company receives with respect to certain stock compensation plan transactions is credited to capital in excess of par value and does not reduce income tax expense. This benefit amounted to $11.5 million, $4.9 million and $17.4 million in 2012, 2011 and 2010, respectively.
The Company considers all unremitted earnings of its foreign subsidiaries, except certain amounts primarily earned before 2003, certain amounts earned during 2009, certain amounts earned by NATCO, and amounts previously subjected to tax in the U.S., to be permanently reinvested. An estimate of the amounts considered permanently reinvested is $4.5 billion. It is not practical for the Company to compute the amount of additional U.S. tax that would be due on this amount. The Company has provided deferred income taxes on the earnings that the Company anticipates will be remitted.
The Company operates in jurisdictions, primarily Singapore and Malaysia, in which it has been granted tax holidays. The benefit of these holidays for 2012, 2011 and 2010 was approximately $2.3 million, $2.3 million and $9.5 million, respectively.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 13: Stockholders' Equity

Common Stock
In December 2011, the Board of Directors adopted a resolution allowing for the repurchase of shares of the Company's common stock up to an amount of $500.0 million.  This authorization superceded and replaced all previous authorizations.  The Company, under this authorization, may purchase shares directly or indirectly by way of open market transactions or structured programs, including the use of derivatives, for the Company's own account or through commercial banks or financial institutions.

Changes in the number of shares of the Company's outstanding stock for the last three years were as follows:

	Common Stock	Treasury Stock	Shares Outstanding

Balance - December 31, 2009	263,111,472	(18,453,758)	244,657,714

Purchase of treasury stock	–	(3,176,705)	(3,176,705)
Stock issued under stock compensation plans	–	2,432,821	2,432,821

Balance - December 31, 2010	263,111,472	(19,197,642)	243,913,830

Purchase of treasury stock	–	(49,000)	(49,000)
Stock issued under stock compensation plans	–	1,667,245	1,667,245

Balance - December 31, 2011	263,111,472	(17,579,397)	245,532,075

Purchase of treasury stock	–	(412,800)	(412,800)
Stock issued under stock compensation plans	–	1,576,861	1,576,861

Balance - December 31, 2012	263,111,472	(16,415,336)	246,696,136

At December 31, 2012, 9,116,784 shares of unissued common stock were reserved for future issuance under various stock compensation plans.

Preferred Stock
The Company is authorized to issue up to 10.0 million shares of preferred stock, par value of $0.1 per share.  Shares of preferred stock may be issued in one or more series of classes, each of which series or class shall have such distinctive designation or title and terms as shall be fixed by the Board of Directors of the Company prior to issuance of any shares.

Retained Earnings
Delaware law, under which the Company is incorporated, provides that dividends may be declared by the Company's Board of Directors from a current year's earnings as well as from the total of capital in excess of par value plus the retained earnings, which amounted to approximately $6.2 billion at December 31, 2012.

Accumulated Other Elements of Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Elements of Comprehensive Income (Loss) [Abstract]
Accumulated Other Elements of Comprehensive Income (Loss)
Note 14: Accumulated Other Elements of Comprehensive Income (Loss)

Accumulated other elements of comprehensive income (loss) comprised the following:
	December 31,
(dollars in millions)	2012	2011

Accumulated foreign currency translation gain (loss)	$45.9	$(28.7)
Prior service credits, net, related to the Company's pension and postretirement benefit plans	3.1	4.1
Actuarial losses, net, related to the Company's pension and postretirement benefit plans	(89.7)	(60.3)
Change in fair value of derivatives accounted for as cash flow hedges and other, net	10.7	(5.9)

Total accumulated other elements of comprehensive income (loss)	$(30.0)	$(90.8)

Business Segments	12 Months Ended
Dec. 31, 2012
Business Segments [Abstract]
Business Segments
Note 15: Business Segments

The Company's operations are organized into three separate business segments - DPS, V&M and PCS.

The DPS segment includes businesses that provide systems and equipment used to control pressures and direct flows of oil and gas wells. Products include surface and subsea production systems, drilling equipment packages, blowout preventers, drilling and production control systems, block valves, gate valves, actuators, chokes, wellheads, manifolds, drilling risers, top drives, draw works, mud pumps, other rig products and aftermarket parts and services.
The V&M segment includes businesses that provide valves and measurement systems primarily used to control, direct and measure the flow of oil and gas as they are moved from individual wellheads through flow lines, gathering lines and transmission systems to refineries, petrochemical plants and industrial centers for processing. Products include gate valves, ball valves, butterfly valves, Orbit® valves, double block and bleed valves, plug valves, globe valves, check valves, actuators, chokes and aftermarket parts and services as well as measurement products such as totalizers, turbine meters, flow computers, chart recorders, ultrasonic flow meters and sampling systems.
The PCS segment includes businesses that provide oil and gas separation equipment, heaters, dehydration and desalting units, gas conditioning units, membrane separation systems, water processing systems, reciprocating and integrally geared centrifugal compression equipment and related aftermarket parts and services for the energy industry and for manufacturing companies and chemical process industries worldwide.

The Company's primary customers are oil and gas majors, national oil companies, independent producers, engineering and construction companies, drilling contractors, rental companies, geothermal energy and independent power producers, pipeline operators, major chemical, petrochemical and refining companies, natural gas processing and transmission companies, compression leasing companies, durable goods manufacturers, utilities and air separation companies.
The Company markets its equipment through a worldwide network of sales and marketing employees supported by agents and distributors in selected international locations. Due to the extremely technical nature of many of the products, the marketing effort is further supported by a staff of engineering employees.
The Company expenses all research and product development and enhancement costs as incurred, or if incurred in connection with a product ordered by a customer, when the revenue associated with the product is recognized. For the years ended December 31, 2012, 2011 and 2010, the Company incurred research and product development costs, including costs incurred on projects designed to enhance or add to its existing product offerings, totaling approximately $62.7 million, $60.6 million and $55.2 million, respectively. DPS accounted for 67%, 59% and 59% of each respective year's total costs.

Summary financial data by segment follows:
	Year Ended December 31, 2012
(dollars in millions)	DPS	V&M		PCS	Corporate & Other		Consolidated

Revenues	$4,871.3		$2,142.2	$1,488.6	$	−	$8,502.1
Depreciation and amortization	$149.9		$41.4	$36.9		$26.5	$254.7
Interest, net	$–	$	−	$–		$90.4	$90.4
Income (loss) before income taxes	$712.3		$425.8	$147.1		$(347.2)	$938.0
Capital expenditures	$300.0		$29.9	$28.5		$68.8	$427.2
Total assets	$6,005.1		$1,773.0	$2,576.9		$803.2	$11,158.2

	Year Ended December 31, 2011
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$4,061.5	$1,663.0	$1,234.5	$–	$6,959.0
Depreciation and amortization	$111.4	$40.3	$37.9	$17.0	$206.6
Interest, net	$–	$–	$–	$84.0	$84.0
Income (loss) before income taxes	$685.6	$294.1	$116.0	$(444.6)	$651.1
Capital expenditures	$255.6	$34.8	$21.6	$76.1	$388.1
Total assets	$4,784.5	$1,524.6	$2,101.9	$950.7	$9,361.7

	Year Ended December 31, 2010
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$3,718.3	$1,273.3	$1,143.2	$–	$6,134.8
Depreciation and amortization	$93.0	$42.4	$54.9	$11.3	$201.6
Interest, net	$–	$–	$–	$78.0	$78.0
Income (loss) before income taxes	$666.7	$188.0	$131.9	$(253.3)	$733.3
Capital expenditures	$104.6	$35.3	$19.7	$41.1	$200.7
Total assets	$3,570.1	$1,299.7	$1,750.8	$1,384.5	$8,005.1

For internal management reporting, and therefore in the above segment information, Corporate and Other includes expenses associated with the Company's Corporate office, as well as all of the Company's interest income, interest expense, certain litigation expense managed by  the Company's General Counsel, foreign currency gains and losses from certain derivative and intercompany lending activities managed by the Company's centralized Treasury function, all of the Company's pension settlement costs, asset impairment and restructuring expense, acquisition-related costs and all stock compensation expense. Consolidated interest income and expense are treated as a Corporate item because cash equivalents, short-term investments and debt, including location, type, currency, etc., are managed on a worldwide basis by the Corporate Treasury Department. In addition, income taxes are managed on a worldwide basis by the Corporate Tax Department and are therefore treated as a corporate item.

Revenue by shipping location and long-lived assets by country were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Revenues:
United States	$4,670.5	$3,868.2	$3,281.5
United Kingdom	616.0	741.2	1,041.0
Other foreign countries	3,215.6	2,349.6	1,812.3

Total revenues	$8,502.1	$6,959.0	$6,134.8

	December 31,
(dollars in millions)	2012	2011	2010

Long-lived assets:
United States	$2,531.7	$2,411.8	$1,896.6
United Kingdom	170.2	167.4	197.7
Other foreign countries	1,322.9	845.4	885.3

Total long-lived assets	$4,024.8	$3,424.6	$2,979.6

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings per share [Abstract]
Earnings Per Share
Note 16: Earnings Per Share

 The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2012	2011	2010

Net income	$750.5	$521.9	$562.9

Average shares outstanding (basic)	246.4	245.0	243.1
Common stock equivalents	1.7	2.1	2.4
Incremental shares from assumed conversion of convertible debentures	–	2.1	2.0

Shares utilized in diluted earnings per share calculation	248.1	249.2	247.5

Earnings per share:
Basic	$3.05	$2.13	$2.32
Diluted	$3.02	$2.09	$2.27

The Company's 2.5% Convertible Debentures were included in the calculation of diluted earnings per share for the years ended December 31, 2011 and 2010, since the average price of the Company's common stock exceeded the conversion price of the debentures during all or a portion of each year.  These debentures were converted or repurchased by the Company during 2011.

Summary of Non-cash Operating, Investing and Financing Activities	12 Months Ended
Dec. 31, 2012
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Summary of Non-cash Operating, Investing and Financing Activities
Note 17: Summary of Non-cash Operating, Investing and Financing Activities

 The effect on net assets of non-cash operating, investing and financing activities was as follows:

(dollars in millions)	2012	2011	2010

Impact on net assets of indemnity settlement with BP Exploration and Production, Inc.	$–	$(82.5)	$–
NATCO purchase price allocation adjustment	$–	$–	$(16.9)
Tax benefit of stock compensation plan transactions	$11.5	$4.9	$17.4
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	$10.1	$(5.2)	$(6.1)
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	$(33.3)	$(7.7)	$4.5

Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Off Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments
Note 18: Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments

Off-Balance Sheet Risk and Guarantees
At December 31, 2012, the Company was contingently liable with respect to approximately $940.7 million of bank guarantees and standby letters of credit issued on its behalf by major domestic and international financial institutions in connection with the delivery, installation and performance of the Company's products under contract with customers throughout the world. The Company was also liable to these financial institutions for financial letters of credit and other guarantees issued on its behalf totaling nearly $27.3 million, which provide security to third parties relating to the Company's ability to meet specified financial obligations, including payment of leases, customs duties, insurance and other matters. Additionally, the Company was liable for approximately $13.9 million of insurance bonds at December 31, 2012 relating to the requirements in certain foreign jurisdictions where the Company does business that the Company hold insurance bonds rather than bank guarantees.
   The Company's other off-balance sheet risks were not material at December 31, 2012.

Concentrations of Credit Risk and Major Customers
   Apart from its normal exposure to its customers, who are predominantly in the energy industry, the Company had no significant concentrations of credit risk at December 31, 2012. The Company typically does not require collateral for its customer trade receivables.  Allowances for doubtful accounts are recorded for estimated losses that may result from the inability of customers to make required payments.  See Note 4 of the Notes to Consolidated Financial Statements for additional information.
During 2012 and 2011, no individual customer accounted for more than 10% of the Company's consolidated revenues.  Largely as a result of major subsea project activity levels, revenue from a major customer of each of the Company's segments accounted for approximately 12% of the Company's consolidated 2010 revenues.

Fair Value of Financial Instruments
The Company's financial instruments consist primarily of cash and cash equivalents, short-term investments, trade receivables, trade payables, derivative instruments and debt instruments. The book values of trade receivables, trade payables and floating-rate debt instruments are considered to be representative of their respective fair values.

    Following is a summary of the Company's financial instruments which have been valued at fair value in the Company's Consolidated Balance Sheets at December 31, 2012 and 2011:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2012	2011	2012	2011	2012	2011	2012	2011

Cash and cash equivalents:
Cash	$447.1	$491.7	$–	$–	$–	$–	$447.1	$491.7
Certificates of deposit	0.2	–	–	–	–	–	0.2	–
Money market funds	429.1	133.4	–	–	–	–	429.1	133.4
Commercial paper	–	–	202.7	140.4	–	–	202.7	140.4
U.S. treasury securities	17.6	–	–	–	–	–	17.6	–
U.S. non-governmental agency asset-backed securities	–	–	41.4	27.8	–	–	41.4	27.8
U.S. corporate obligations	18.9	29.1	–	–	–	–	18.9	29.1
Non-U.S. bank and other obligations	28.8	76.5	–	–	–	–	28.8	76.5
Short-term investments:
Commercial paper	–	–	253.9	213.5	–	–	253.9	213.5
Certificates of deposit	3.0	–	–	–	–	–	3.0	–
U.S. Treasury securities	64.5	10.1	–	–	–	–	64.5	10.1
U.S. non-governmental agency asset-backed securities	–	–	99.5	77.3	–	–	99.5	77.3
U.S. corporate obligations	96.1	122.6	–	–	–	–	96.1	122.6
Non-qualified plan assets:
Money market funds	1.1	–	–	–	–	–	1.1	–
Domestic bond funds	2.4	–	–	–	–	–	2.4	–
International bond fund	0.1	–	–	–	–	–	0.1	–
Domestic equity funds	3.6	–	–	–	–	–	3.6	–
International equity funds	2.1	–	–	–	–	–	2.1	–
Blended equity funds	2.6	–	–	–	–	–	2.6	–
Common stock	2.1	–	–	–	–	–	2.1	–
Derivatives, net asset (liability):
Foreign currency contracts	–	–	19.9	(13.8)	–	–	19.9	(13.8)
Interest rate contracts	–	–	–	1.4	–	–	–	1.4

	$1,119.3	$863.4	$617.4	$446.6	$–	$–	$1,736.7	$1,310.0

Fair values for financial instruments utilizing level 2 inputs were determined from information obtained from third party pricing sources, broker quotes, calculations involving the use of market indices or mutual fund unit values determined based upon the valuation of the funds' underlying assets.
At December 31, 2012, the fair value of the Company's fixed-rate debt (based on Level 1 quoted market rates) was approximately $2.06 billion as compared to the $1.75 billion face value of the debt recorded, net of original issue discounts, in the Company's Consolidated Balance Sheet.  At December 31, 2011, the fair value of the Company's fixed-rate debt (based on Level 1 quoted market rates) was approximately $1.47 billion as compared to the $1.25 billion face value of the debt.

Derivative Contracts
In order to mitigate the effect of exchange rate changes, the Company will often attempt to structure sales contracts to provide for collections from customers in the currency in which the Company incurs its manufacturing costs. In certain instances, the Company will enter into foreign currency forward contracts to hedge specific large anticipated receipts or disbursements in currencies for which the Company does not traditionally have fully offsetting local currency expenditures or receipts. The Company was party to a number of long-term foreign currency forward contracts at December 31, 2012. The purpose of the majority of these contracts was to hedge large anticipated non-functional currency cash flows on major subsea, drilling, valve or other equipment contracts involving the Company's United States operations and its wholly-owned subsidiaries in Australia, France, Italy, Malaysia, Norway, Singapore and the United Kingdom. Many of these contracts have been designated as and are accounted for as cash flow hedges with changes in the fair value of those contracts recorded in accumulated other comprehensive income (loss) in the period such change occurs.  Certain other contracts, many of which are centrally managed, are intended to offset other foreign currency exposures but have not been designated as hedges for accounting purposes and, therefore, any change in the fair value of those contracts are reflected in earnings in the period such change occurs.  The Company determines the fair value of its outstanding foreign currency forward contracts based on quoted exchange rates for the respective currencies applicable to similar instruments.

The Company manages its debt portfolio to achieve an overall desired position of fixed and floating rates and employs from time to time interest rate swaps as a tool to achieve that goal.

Total gross volume bought (sold) by notional currency and maturity date on open derivative contracts at December 31, 2012 was as follows:

	Notional Amount - Buy			Notional Amount - Sell
(in millions)	2013	2014	Total	2013	2014	2015	Total

Foreign currency forward contracts–
Notional currency in:
Euro	240.5	62.1	302.6	(7.8)	–	–	(7.8)
Pound Sterling	58.6	–	58.6	(7.8)	(0.2)	–	(8.0)
Norwegian krone	1,016.6	156.2	1,172.8	(394.5)	(0.4)	–	(394.9)
Singapore dollar	11.0	–	11.0	–	–	–	–
U.S. dollar	43.4	0.3	43.7	(212.5)	(5.3)	(0.5)	(218.3)

The fair values of derivative financial instruments recorded in the Company's Consolidated Balance Sheets were as follows:

	December 31,
	2012		2011
(dollars in millions)	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedges:
Foreign exchange contracts –
Current	$20.4	$5.7	$1.9	$7.0
Non-current	2.3	0.4	–	0.6
Total derivatives designated as hedges	22.7	6.1	1.9	7.6

Derivatives not designated as hedges:
Foreign exchange contracts –
Current	3.3	–	2.5	10.6
Non-current	–	–	–	–

Interest rate swaps –
Current	–	–	1.4	–
Non-current	–	–	–	–
Total derivatives not designated as hedges	3.3	–	3.9	10.6

Total derivatives	$26.0	$6.1	$5.8	$18.2

The amount of pre-tax gain (loss) from the ineffective portion of derivatives designated as hedging instruments and from derivatives not designated as hedging instruments was:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Derivatives designated as hedging instruments:
Foreign currency contracts –
Cost of sales	$0.4	$(0.8)	$(0.7)

Derivatives not designated as hedging instruments:
Foreign currency contracts –
Cost of sales	1.9	(0.5)	2.7
Other costs	15.7	(9.3)	–

Equity call options -
Other costs	–	(12.2)	–

Interest rate swaps -
Interest, net	–	(0.2)	7.2

Total pre-tax gain (loss)	$18.0	$(23.0)	$9.2

Contingencies	12 Months Ended
Dec. 31, 2012
Contingencies [Abstract]
Contingencies
Note 19: Contingencies

The Company is subject to a number of contingencies, including litigation, tax contingencies and environmental matters.

Deepwater Horizon Matter
   A blowout preventer ("BOP") originally manufactured by the Company and delivered in 2001, and for which the Company was one of the suppliers of spare parts and repair services, was deployed by the drilling rig Deepwater Horizon in 2010 when the rig experienced an explosion and fire resulting in bodily injuries and loss of life, the loss of the rig, and discharge of hydrocarbons into the Gulf of Mexico.
The Company was named as one of a number of defendants in over 350 suits asserting claims for personal injury, wrongful death, property damage, pollution and economic damages.  Most of these suits were consolidated into a single proceeding under rules governing multi-district litigation.  The consolidated case is styled: In Re: Oil Spill by the Oil Rig "Deep Water Horizon" in the Gulf of Mexico on April 20, 2010, MDL Docket No. 2179.
On December 15, 2011, the Company entered into an agreement with BP Exploration and Production Inc. (BPXP), guaranteed by BP Corporation North America Inc., pursuant to which BPXP agreed to indemnify the Company for any and all current and future compensatory claims, and to pay on behalf of the Company any and all such claims, associated with or arising out of the Deepwater Horizon incident the Company otherwise would have been obligated to pay, including claims arising under the Oil Pollution Act, claims for natural resource damages and associated damage-assessment costs, clean-up costs, and other claims arising from third parties.  The agreement does not provide indemnification of the Company against any fines, penalties, punitive damages or certain other potential non-compensatory claims levied on or awarded against it individually.  The Company, however, does not consider any of these, singly or cumulatively, to pose a material financial risk to it because, while the United States brought suit against BP and certain other parties associated with this incident for recovery under statutes such as the Oil Pollution Act of 1990 (OPA) and the Clean Water Act, the Company was not named as a defendant in this suit.  Additionally, BP and the Plaintiffs' Steering Committee ("PSC"), appointed by the Court in the MDL proceeding to represent the interests of third-party claimants, concluded an "Economic and Property Damages Settlement Agreement" and a "Medical Benefits Class Action Settlement Agreement" which were filed with the Court on April 18, 2012.  Under the terms of these settlements, the PSC, on behalf of these claimants who would be included in the proposed settling classes, has released any claim against BP and certain other parties, including the Company, for punitive and other non-compensatory damages.  This settlement was approved by the Court on December 21, 2012.   The BP/PSC settlement, and the release of punitive and other non-compensatory damages against Cameron, does not affect the claims of (i) persons who opted out of the settlement; (ii) persons outside of Alabama, Louisiana, Mississippi, and certain counties in Florida and Texas, the geographic scope of the settlement; (iii) persons outside the class of lost business covered by the settlement class such as gambling, real estate development and insurance; and (iv) the Gulf states and local government entities.
A shareholder derivative suit, Berzner vs. Erikson, et al., Cause No. 2010-71817, 190th District Court of Harris County, Texas, was filed in October 2010 against the Company's directors in connection with this incident and its aftermath alleging the Company's directors failed to exercise their fiduciary duties regarding the safety and efficacy of its products, but still remains in the initial pleading stage.

Other Litigation
The Company from time to time is a defendant in cases alleging equipment failure due to inherent defects, design or manufacturing failures and/or improper maintenance, and claims made typically include breach of contract, breach of implied warranty, negligence, strict liability in tort and/or product liability.  Two such cases were filed on February 13, 2013 regarding such incidents.  Each is styled Boardwalk Pipeline Partners, et al. vs. Tube Forgings of America, Inc. et al. including Cameron International Corporation.  One was filed in Daviess Circuit Court, Division II, Kentucky, and the other in the District Court of Panola, County, Texas.  The facts of the incident and its cause(s) are currently under investigation.  In any event, the Company has insurance coverage that is applicable with a self-retention of $5.0 million.
The Company also has been and continues to be named as a defendant in a number of multi-defendant, multi-plaintiff tort lawsuits. At December 31, 2012, the Company's consolidated balance sheet included a liability of approximately $17.2 million for such cases. The Company believes, based on its review of the facts and law, that the potential exposure from these suits will not have a material adverse effect on its consolidated results of operations, financial condition or liquidity.

Tax and Other Contingencies
The Company has legal entities in over 50 countries. As a result, the Company is subject to various tax filing requirements in these countries. The Company prepares its tax filings in a manner which it believes is consistent with such filing requirements. However, some of the tax laws and regulations to which the Company is subject require interpretation and/or judgment. Although the Company believes the tax liabilities for periods ending on or before the balance sheet date have been adequately provided for in the financial statements, to the extent a taxing authority believes the Company has not prepared its tax filings in accordance with the authority's interpretation of the tax laws and regulations, the Company could be exposed to additional taxes.
The Company is currently undergoing a customs audit in Brazil.  The Company has been assessed with approximately $51.0 million of additional customs duties, penalties and interest by the government of Brazil as a result of the current customs audit for the years 2003-2010.  The Company has identified numerous errors in the assessment, the government has not provided appropriate supporting documentation for the assessment, and the Company believes a majority of this assessment will ultimately be proven to be incorrect.  As a result, the Company currently expects no material adverse impact on its results of operations or cash flows as a result of the ultimate resolution of this matter.  No amounts have been accrued for this assessment as of December 31, 2012 as no loss is currently considered probable.

Environmental Matters
The Company is currently identified as a potentially responsible party (PRP) with respect to two sites designated for cleanup under the Comprehensive Environmental Response Compensation and Liability Act (CERCLA) or similar state laws. One of these sites is Osborne, Pennsylvania (a landfill into which a predecessor of the PCS operation in Grove City, Pennsylvania deposited waste), where remediation was completed in 2011 and remaining costs relate to ongoing ground water treatment and monitoring. The other is believed to be a de minimis exposure. The Company is also engaged in site cleanup under the Voluntary Cleanup Plan of the Texas Commission on Environmental Quality at former manufacturing locations in Houston and Missouri City, Texas. Additionally, the Company has discontinued operations at a number of other sites which had been active for many years and which may have yet undiscovered contamination. The Company does not believe, based upon information currently available, that there are any material environmental liabilities existing at these locations. At December 31, 2012, the Company's consolidated balance sheet included a noncurrent liability of approximately $4.9 million for these environmental matters.

In 2001, the Company discovered that contaminated underground water from the former manufacturing site in Houston referenced above had migrated under an adjacent residential area. Pursuant to applicable state regulations, the Company notified the affected homeowners. Concerns over the impact on property values of the underground water contamination and its public disclosure led to a number of claims by homeowners.  The Company has settled these claims, primarily as a result of the settlement of a class action lawsuit, and is obligated to reimburse 197 homeowners for any diminution in value of their property due to contamination concerns at the time of the property's sale. Test results of monitoring wells on the southeastern border of the plume indicate that the plume is moving in a new direction, likely as a result of a ground water drainage system completed as part of an interstate highway improvement project.  As a result, the Company notified 33 additional homeowners, and may provide notice to additional homeowners, whose property is adjacent to the class area that their property may be affected.  The Company is taking remedial measures to mitigate any impact on these properties.  The Company believes, based on its review of the facts and law, that any potential exposure from existing agreements as well as any possible new claims that may be filed with respect to this underground water contamination will not have a material adverse effect on its financial position or results of operations. The Company's consolidated balance sheet included a liability of approximately $7.1 million for these matters as of December 31, 2012.

Unaudited Quarterly Operating Results	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Operating Results [Abstract]
Unaudited Quarterly Operating Results
Note 20: Unaudited Quarterly Operating Results

Unaudited quarterly operating results were as follows:

	2012 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,804.3	$2,053.7	$2,218.3	$2,425.8
Revenues less cost of sales (exclusive of depreciation and amortization)	$523.9	$604.8	$650.1	$699.0
Other costs (credits)	$(1.5)	$9.9	$3.4	$21.7
Net income	$134.0	$174.6	$223.6	$218.3
Earnings per share:
Basic	$0.54	$0.71	$0.91	$0.88
Diluted	$0.54	$0.70	$0.90	$0.88

	2011 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,501.3	$1,741.1	$1,685.9	$2,030.7
Revenues less cost of sales (exclusive of depreciation and amortization)	$443.4	$527.7	$549.3	$600.2
Other costs	$8.9	$20.1	$34.2	$114.2
Net income	$109.5	$148.0	$164.5	$99.9
Earnings per share:
Basic	$0.45	$0.60	$0.67	$0.41
Diluted	$0.43	$0.59	$0.67	$0.40

Summary of Major Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Major Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation — The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. Investments from 20% to 50% in affiliated companies are accounted for using the equity method.

Estimates in Financial Statements
Estimates in Financial Statements — The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, estimates of total contract profit or loss on certain long-term production contracts, estimated losses on accounts receivable, estimated realizable value on excess and obsolete inventory, contingencies, including tax contingencies, estimated liabilities for litigation exposures and liquidated damages, estimated warranty costs, estimates related to pension accounting, estimates used to determine fair values in purchase accounting, estimates related to the fair value of reporting units for purposes of assessing goodwill for impairment, estimated proceeds from assets held for sale and estimates related to deferred tax assets and liabilities, including valuation allowances on deferred tax assets. Actual results could differ materially from these estimates.

Revenue Recognition
Revenue Recognition — The Company generally recognizes revenue, net of sales taxes, once the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery of the equipment has occurred or services have been rendered, (iii) the price of the equipment or service is fixed and determinable and (iv) collectibility is reasonably assured. For certain engineering, procurement and construction-type contracts, which typically include the Company's subsea and drilling systems and processing equipment contracts, revenue is recognized in accordance with accounting rules relating to construction-type and production-type contracts. Under this guidance, the Company recognizes revenue on these contracts using a units-of-completion method.  However, for certain specific types of drilling systems contracts which have different characteristics than our other contracts, we use the cost-to-cost method of accounting.  Under the units-of-completion method, revenue and cost of sales are recognized once the manufacturing process is complete for each unit specified in the contract with the customer, including customer inspection and acceptance, if required by the contract.  Under the cost-to-cost method, revenue and cost of sales are recognized in the ratio of actual costs incurred to date on the project in relation to total estimated project costs.  Both methods require the Company to make estimates regarding the total costs of the project, which impacts the amount of gross margin the Company recognizes in each reporting period.  The Company routinely, and at least quarterly, reviews its estimates relating to total estimated contract profit or loss and recognizes changes in those estimates as they are determined.  Revenue associated with change orders is not included in the calculation of estimated profit on a contract until approved by the customer.  Costs associated with unapproved change orders are deferred if (i) the customer acknowledges a change has occurred and (ii) it is probable that the costs will be recoverable from the customer.  If these two conditions are not met, the costs are included in the calculation of estimated profit on the project.  Anticipated losses on contracts are recorded in full in the period in which they become evident.

Approximately 23%, 26% and 36% of the Company's revenues for the years ended December 31, 2012, 2011 and 2010, respectively, were recognized under the accounting rules for construction-type and production-type contracts.

Shipping and Handling Costs
Shipping and Handling Costs — Shipping and handling costs are reflected in the caption entitled "Cost of sales (exclusive of depreciation and amortization shown separately below)" in the accompanying Consolidated Results of Operations statements.

Cash Equivalents and Short-Term Investments
Cash Equivalents and Short-Term Investments — Cash equivalents consist of highly liquid investments which are readily convertible to cash and have maturities of three months or less at the time of purchase.  Short-term investments consist primarily of commercial paper, U.S. Treasury securities, U.S. non-governmental agency asset-backed securities and corporate debt obligations that have maturities of more than three months but less than one year.  All of our short-term investments are classified as available-for-sale and recorded at fair value, with unrealized holding gains and losses recorded as a component of accumulated other comprehensive income (loss).

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts — The Company maintains allowances for doubtful accounts for estimated losses that may result from the inability of its customers to make required payments. Such allowances are based upon several factors including, but not limited to, historical experience, the length of time an invoice has been outstanding, responses from customers relating to demands for payment and the current and projected financial condition of specific customers.

Inventories
Inventories — Aggregate inventories are carried at cost or, if lower, net realizable value. On the basis of current costs, 53% of inventories at December 31, 2012 and 55% at December 31, 2011 are carried on the last-in, first-out (LIFO) method. For these locations, the use of LIFO results in a better matching of costs and revenues. The remaining inventories, which are generally located outside the United States and Canada, are carried on the first-in, first-out (FIFO) method. The Company provides a reserve for estimated inventory obsolescence or excess quantities on hand equal to the difference between the cost of the inventory and its estimated realizable value.

Plant and Equipment
Plant and Equipment — Property, plant and equipment, both owned and under capital lease, are carried at cost. Maintenance and repair costs are expensed as incurred. The cost of renewals, replacements and betterments is capitalized. The Company capitalizes software developed or obtained for internal use. Accordingly, the cost of third-party software, as well as the cost of third-party and internal personnel that are directly involved in application development activities, are capitalized during the application development phase of new software systems projects. Costs during the preliminary project stage and post-implementation stage of new software systems projects, including data conversion and training costs, are expensed as incurred. Depreciation and amortization is provided over the estimated useful lives of the related assets, or in the case of assets under capital leases, over the related lease term, if less, using the straight-line method. The estimated useful lives of the major classes of property, plant and equipment are as follows:

Estimated Useful Lives
Buildings and leasehold improvements	10-40 years
Machinery, equipment and tooling	3-18 years
Office furniture, software and other	3-10 years

Goodwill and Intangible Assets
Goodwill and Intangible Assets — Cameron allocates the purchase price of acquired businesses to their identifiable tangible assets and liabilities, such as accounts receivable, inventory, property, plant and equipment, accounts payable and accrued liabilities, based on their estimated fair values.  The Company will also typically allocate a portion of the purchase price to certain identifiable intangible assets, such as noncompete agreements, trademarks, trade names, patents, technology, customer relationships and backlog using various widely accepted valuation techniques such as discounted future cash flows and the relief-from-royalty and, excess earnings methods.  Each of these methods involves level 3 unobservable market inputs.  Any remaining excess of cost over allocated fair values is recorded as goodwill.  On many larger acquisitions, Cameron will engage third-party valuation experts to assist in determining the fair values for both the identifiable tangible and intangible assets.  Certain estimates and judgments are required in the application of the fair value techniques, including estimates of future cash flows, selling prices, replacement costs, royalty rates for use of assets, economic lives and the selection of a discount rate.

The Company reviews the carrying value of goodwill in accordance with accounting rules on impairment of goodwill, which require that the Company estimate the fair value of each of its reporting units annually, or when impairment indicators exist, and compare such amounts to their respective carrying values to determine if an impairment of goodwill is required.  Generally, this review is conducted during the first quarter of each annual period.  The estimated fair value of each reporting unit for the 2012, 2011 and 2010 evaluations was determined using discounted future expected cash flows (level 3 unobservable inputs) consistent with the accounting guidance for fair-value measurements. Certain estimates and judgments are required in the application of the fair value models, including, but not limited to, estimates of future cash flows and the selection of a discount rate.  The Company's reporting units for goodwill impairment evaluation purposes are the Drilling, Surface and Subsea Systems divisions of the DPS segment, the Engineered Valves, Distributed Valves, Process Valves, Measurement Systems divisions and the Aftermarket Services business of the V&M segment and the Process Systems & Reciprocating Compression, Custom Process Systems and Centrifugal Compression divisions of the PCS segment.

The Company's intangible assets, excluding goodwill, represent purchased patents, trademarks, customer relationships and other identifiable intangible assets. The majority of intangible assets are amortized on a straight-line basis over the years expected to be benefited, generally ranging from 5 to 20 years. Such intangibles are tested for recoverability whenever events or changes in circumstances indicate that their carrying value may not be recoverable. As many areas of the Company's business rely on patents and proprietary technology, it has followed a policy of seeking patent protection both inside and outside the United States for products and methods that appear to have commercial significance. The costs of developing any intangibles internally, as well as costs of defending such intangibles, are expensed as incurred. No material impairment of intangible assets was required during the years ended December 31, 2012, 2011 or 2010, except as reflected in Note 3 of the Notes to Consolidated Financial Statements.

Long-Lived Assets
Long-Lived Assets — In accordance with accounting rules for the impairment or disposal of long-lived assets, such assets, excluding goodwill and indefinite-lived intangibles, to be held and used by the Company are reviewed to determine whether any events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. For long-lived assets to be held and used, the Company bases its evaluation on impairment indicators such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements and other external market conditions or factors that may be present. If such impairment indicators are present or other factors exist that indicate the carrying amount of the asset may not be recoverable, the Company determines whether an impairment has occurred through the use of an undiscounted cash flow analysis of the asset at the lowest level for which identifiable cash flows exist. If an impairment has occurred, the Company recognizes a loss for the difference between the carrying amount and the fair value of the asset. Assets are classified as held for sale when the Company has a plan for disposal of such assets and those assets are stated at estimated fair value less estimated costs to sell.  No material impairment of long-lived assets was required during the years ended December 31, 2012, 2011 or 2010.

Product Warranty
Product Warranty — Estimated warranty costs are accrued either at the time of sale based upon historical experience or, in some cases, when specific warranty problems are encountered. Adjustments to the recorded liability are made periodically to reflect actual experience.

Contingencies
Contingencies — The Company accrues for costs relating to litigation, including litigation defense costs, claims, assessments and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties, amounts specified by contract, amounts designated by legal statute or management's judgment, as appropriate. Revisions to contingent liability reserves are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company's previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated reserves to be recognized in the period such new information becomes known.

Income Taxes
Income Taxes — The asset and liability approach is used to account for income taxes by recognizing deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. Income tax expense includes U.S. and foreign income taxes, including U.S. federal taxes on undistributed earnings of foreign subsidiaries to the extent such earnings are planned to be remitted. Taxes are not provided on the translation component of comprehensive income since the effect of translation is not considered to modify the amount of the earnings that are planned to be remitted.

The Company accounts for uncertainties in its income tax positions in accordance with income tax accounting rules.  Interest related to accruals for uncertain tax positions is reflected as a component of interest expense in the Consolidated Results of Operations statement. Penalties on a tax position taken by the Company are reflected as a component of income tax expense in the Consolidated Results of Operations statement. See Note 12 of the Notes to Consolidated Financial Statements for further discussion of the Company's income taxes.

Environmental Remediation and Compliance
Environmental Remediation and Compliance — Environmental remediation and postremediation monitoring costs are accrued when such obligations become probable and reasonably estimable. Such future expenditures are not discounted to their present value.

Pension and Postretirement Benefits Accounting
Pension and Postretirement Benefits Accounting — The Company recognizes the funded status of its defined benefit pension and other postretirement benefit plans in its Consolidated Balance Sheets.  The measurement date for all of the Company's plans was December 31, 2012.  See Note 8 of the Notes to Consolidated Financial Statements for further information.

Stock-Based Compensation
Stock-Based Compensation — At December 31, 2012, the Company had grants outstanding under various stock-based employee compensation plans, which are described in further detail in Note 9 of the Notes to Consolidated Financial Statements. Compensation expense for the Company's stock-based compensation plans is measured using the fair value method required by accounting rules on stock compensation. Under this guidance, the fair value of stock option grants and restricted stock unit awards is amortized to expense using the straight-line method over the shorter of the vesting period or the remaining employee service period.

Derivative Financial Instruments
Derivative Financial Instruments — Consistent with accounting guidance for derivative instruments and hedging activities, the Company recognizes all derivative financial instruments as assets and liabilities on a gross basis and measures them at fair value.  Hedge accounting is only applied when the derivative is deemed highly effective at offsetting changes in anticipated cash flows of the hedged item or transaction. Changes in fair value of derivatives that are designated as cash flow hedges are deferred in accumulated other elements of comprehensive income (loss) until the underlying transactions are recognized in earnings, at which time any deferred hedging gains or losses are reclassified to earnings in the same income statement caption as impacted by the hedged item. Any ineffective portion of the change in the fair value of a derivative used as a cash flow hedge is recorded in earnings as incurred. The amounts recorded in earnings from ineffectiveness for the years ended December 31, 2012, 2011 and 2010 have not been material. The Company may at times also use forward or option contracts to hedge certain other foreign currency exposures. These contracts are not designated as hedges under the accounting guidance described above.  Therefore, the changes in fair value of these contracts are recognized in earnings as they occur and offset gains or losses on the related exposures.

The Company may also periodically use interest rate swaps to modify the interest characteristics of some or all of its fixed or floating rate debt.  As these interest rate swaps are generally not designated as hedges, changes in the fair value of these derivatives are recognized as an adjustment to interest expense as they occur.

Foreign Currency
Foreign Currency — For most subsidiaries and branches outside the U.S., the local currency is the functional currency.  The financial statements of these subsidiaries and branches are translated into U.S. dollars as follows: (i) assets and liabilities at year-end exchange rates; (ii) income, expenses and cash flows at monthly average exchange rates or exchange rates in effect on the date of the transaction; and (iii) stockholders' equity at historical exchange rates. For those subsidiaries where the local currency is the functional currency, the resulting translation adjustment is recorded as a component of accumulated other elements of comprehensive income (loss) in the accompanying Consolidated Balance Sheets.

For certain other subsidiaries and branches, operations are conducted primarily in currencies other than the local currencies, which are therefore the functional currency. Non-functional currency monetary assets and liabilities are remeasured at ending exchange rates. Revenue, expense and gain and loss accounts of these foreign subsidiaries and branches are remeasured at average exchange rates or exchange rates in effect on the date of the transaction. Non-functional currency non-monetary assets and liabilities, and the related revenue, expense, gain and loss accounts are remeasured at historical rates.

Foreign currency gains and losses arising from monetary transactions denominated in a currency other than the functional currency of the entity involved are included in income. The effects of foreign currency transactions were a loss of $12.4 million for the year ended December 31, 2012, a loss of $10.9 million for the year ended December 31, 2011 and a gain of $11.9 million for the year ended December 31, 2010.

Reclassifications and Revisions	Reclassifications and Revisions — Certain prior year amounts have been reclassified to conform to the current year presentation.

Summary of Major Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Major Accounting Policies [Abstract]
The estimated useful lives of the major classes of property, plant and equipment
Plant and Equipment — Property, plant and equipment, both owned and under capital lease, are carried at cost. Maintenance and repair costs are expensed as incurred. The cost of renewals, replacements and betterments is capitalized. The Company capitalizes software developed or obtained for internal use. Accordingly, the cost of third-party software, as well as the cost of third-party and internal personnel that are directly involved in application development activities, are capitalized during the application development phase of new software systems projects. Costs during the preliminary project stage and post-implementation stage of new software systems projects, including data conversion and training costs, are expensed as incurred. Depreciation and amortization is provided over the estimated useful lives of the related assets, or in the case of assets under capital leases, over the related lease term, if less, using the straight-line method. The estimated useful lives of the major classes of property, plant and equipment are as follows:

Estimated Useful Lives
Buildings and leasehold improvements	10-40 years
Machinery, equipment and tooling	3-18 years
Office furniture, software and other	3-10 years

Acquisitions and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions and Joint Ventures [Abstract]
Preliminary purchase price allocation
The table set forth below shows the preliminary purchase price allocation of the four businesses acquired in 2012.  These items are included in the Company's Consolidated Balance Sheet at December 31, 2012 and are treated as non-cash additions, except for the net cash cost of the acquisitions, in the Company's Consolidated Cash Flows Statement for the year ended December 31, 2012.

(dollars in millions)	Preliminary Purchase Price Allocation of Businesses Acquired for 2012

Cash	$16.4
Accounts receivable	44.6
Inventory	41.1
Current deferred tax assets	25.7
Other current assets	27.7
Property, plant and equipment	18.6
Goodwill	249.6
Intangibles	94.8
Other non-current assets	7.0
Accounts payable and accrued liabilities	(159.8)
Total purchase price	$365.7

Other Costs (Tables)	12 Months Ended
Dec. 31, 2012
Other Costs [Abstract]
Schedule of Other Costs
Other costs consisted of the following:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Impairment of intangibles	$17.6	$–	$–
International pension settlement costs	6.6	–	–
Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	–	82.5	–
BOP litigation costs	2.5	60.7	12.5
Acquisition integration costs	13.2	–	22.0
Costs associated with retiring the 2.5% convertible debentures	–	14.5	–
Mark-to-market impact on currency derivatives not designated as accounting hedges	(15.7)	9.3	–
Joint venture formation costs	2.7	–	–
Severance, restructuring and other costs	6.6	10.4	12.7

Total other costs	$33.5	$177.4	$47.2

Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Receivables
Receivables consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Trade receivables	$1,823.2	$1,523.5
Insurance company receivables related to the indemnity settlement with BP Exploration and Production Inc. (see Note 19)	–	167.5
Other receivables	151.4	76.2
Allowance for doubtful accounts	(7.9)	(9.9)

Total receivables	$1,966.7	$1,757.3

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
Inventories consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Raw materials	$237.9	$427.3
Work-in-process	902.1	767.8
Finished goods, including parts and subassemblies	1,797.9	1,376.9
Other	14.3	12.5
	2,952.2	2,584.5
Excess of current standard costs over LIFO costs	(122.0)	(102.7)
Allowance for obsolete and excess inventory	(89.0)	(81.9)

Total inventories	$2,741.2	$2,399.9

Plant and Equipment, Goodwill and Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Plant and Equipment, Goodwill and Other Assets [Abstract]
Plant and equipment
Plant and equipment consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Land and land improvements	$100.0	$80.3
Buildings	610.5	561.5
Machinery and equipment	1,387.5	1,208.0
Tooling, dies, patterns, etc.	205.3	189.6
Office furniture & equipment	177.1	156.9
Capitalized software	288.3	220.1
Assets under capital leases	102.5	54.3
Construction in progress	251.6	183.4
All other	33.1	33.9
	3,155.9	2,688.0
Accumulated depreciation	(1,390.8)	(1,187.9)

Total plant and equipment, net	$1,765.1	$1,500.1

Changes in goodwill
Changes in goodwill during 2012 were as follows:

(dollars in millions)	DPS	V&M	PCS	Total

Balance at December 31, 2011	$438.5	$318.0	$858.8	$1,615.3
Current year acquisitions	249.6	–	–	249.6
Adjustments to the purchase price allocation for prior year acquisitions	67.3	–	(1.0)	66.3
Impairment	(13.9)	(0.7)	–	(14.6)
Translation	2.9	1.5	2.9	7.3

Balance at December 31, 2012	$744.4	$318.8	$860.7	$1,923.9

Other assets
 Other assets consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Deferred income taxes	$127.6	$56.3
Other intangibles:
Gross:
Customer relationships	136.3	144.0
Patents and technology	198.0	123.0
Trademarks	71.6	64.2
Noncompete agreements, engineering drawings and other	87.0	103.6
Accumulated amortization	(157.1)	(125.6)
Other	95.2	52.2

Total other assets	$558.6	$417.7

Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	$–	$250.0
Trade accounts payable and accruals	925.1	718.8
Advances from customers	1,320.1	1,012.5
Other accruals	800.5	688.4

Total accounts payable and accrued liabilities	$3,045.7	$2,669.7

Company's Product Warranty Accruals
Activity during the year associated with the Company's product warranty accruals was as follows (dollars in millions):

Balance December 31, 2011	Warranty Provisions	Acquisitions	Charges Against Accrual	Translation and Other	Balance December 31, 2012

$65.0	$43.4	$7.5	$(49.8)	$1.5	$67.6

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Total net benefit plan expense (income)
Total net benefit plan expense (income) associated with the Company's defined benefit pension and postretirement benefit plans consisted of the following:

	Pension Benefits			Postretirement Benefits
(dollars in millions)	2012	2011	2010	2012		2011		2010

Service cost	$2.9	$3.1	$2.9	$	−	$	−	$	−
Interest cost	14.9	15.9	15.1		0.5		0.6		0.9
Expected return on plan assets	(17.9)	(18.2)	(15.8)		−		−		−
Amortization of prior service credits	(0.2)	–	–		(1.3)		(1.3)		(0.9)
Amortization of losses (gains)	5.9	5.8	6.7		(0.9)		(0.9)		(1.2)
Settlement loss	4.5	–	–		–		–		–
Other	1.5	0.3	–		−		−		−

Total net benefit plan expense (income)	$11.6	$6.9	$8.9		$(1.7)		$(1.6)		$(1.2)

Schedule of net periodic benefit cost not yet recognized
Included in accumulated other elements of comprehensive income (loss) at December 31, 2012 and 2011 are the following amounts that have not yet been recognized in net periodic benefit plan cost, as well as the amounts that are expected to be recognized in net periodic benefit plan cost during the year ending December 31, 2013:

	December 31, 2012		December 31, 2011		Year Ending December 31, 2013
(dollars in millions)	Before Tax	After Tax	Before Tax	After Tax	Expected Amortization

Pension benefits:
Prior service credits	$0.5	$0.4	$0.7	$0.5	$(1.8)
Actuarial losses, net	(125.6)	(95.2)	(88.3)	(65.8)	8.3

Postretirement benefits:
Prior service credits	4.3	2.7	5.7	3.6	(1.1)
Actuarial gains	8.7	5.5	8.8	5.5	(1.0)

	$(112.1)	$(86.6)	$(73.1)	$(56.2)	$4.4

Schedule of changes in benefit obligations
The change in the projected benefit obligation associated with the Company's defined benefit pension plans and the change in the accumulated benefit obligation associated with the Company's postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2012	2011	2012	2011

Benefit obligation at beginning of year	$297.1	$282.4	$14.1	$15.6
Service cost	2.9	3.1	−	−
Interest cost	14.9	15.9	0.5	0.6
Plan participants' contributions	0.8	1.0	−	−
Actuarial losses (gains)	43.9	7.1	(0.9)	(0.7)
Exchange rate changes	13.9	(0.2)	−	−
Benefits and expenses paid from plan assets	(9.2)	(12.2)	(1.2)	(1.4)
Plan amendments	–	(0.7)	0.1	−
Settlements	(14.7)	–	–	–
Other	37.4	0.7	−	−

Benefit obligation at end of year	$387.0	$297.1	$12.6	$14.1

Schedule of changes in fair value of plan assets
The change in the plan assets associated with the Company's defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2012	2011	2012		2011

Fair value of plan assets at beginning of year	$275.9	$261.3	$	−	$	−
Actual return on plan assets	23.3	15.0		−		−
Company contributions	12.3	10.4		1.2		1.4
Plan participants' contributions	0.8	1.0		−		−
Exchange rate changes	12.7	0.1		−		−
Benefits and expenses paid from plan assets	(9.2)	(12.2)		(1.2)		(1.4)
Settlements	(14.7)	–		–		–
Other	16.6	–		–		–
Fair value of plan assets at end of year	$317.7	$275.9	$	−	$	−

Status of underfunded defined benefit pension and postretirement benefit plans
The status of the Company's underfunded defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
(dollars in millions)	2012	2011	2012	2011

Current	$(0.9)	$(0.2)	$(1.6)	$(1.9)
Non-current	(68.4)	(21.0)	(11.0)	(12.2)

Underfunded status at end of year	$(69.3)	$(21.2)	$(12.6)	$(14.1)

Schedule of actual asset investment allocations
Actual asset investment allocations for the Company's main defined benefit pension plan in the United Kingdom, which accounts for approximately 92% of total plan assets, were as follows:

	2012	2011	2010

U.K. plan:
Equity securities	54%	53%	54%
Fixed income debt securities, cash and other	46%	47%	46%

Schedule of fair values of plan assets
The fair values of the Company's pension plan assets by asset category at December 31, 2012 and 2011 were as follows:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2012	2011	2012	2011	2012	2011	2012	2011

Cash and cash equivalents	$1.6	$1.9	$–	$–	$–	$–	$1.6	$1.9
Equity securities:
U.S. equities	–	–	65.5	58.3	–	–	65.5	58.3
Non-U.S. equities	–	–	98.1	82.3	–	–	98.1	82.3
Bonds:
Non-U.S. government bonds	–	–	30.1	89.9	–	–	30.1	89.9
Non-U.S. corporate bonds	–	–	94.1	23.8	–	–	94.1	23.8
Alternative investments:
Insurance contracts	–	–	–	–	15.6	8.0	15.6	8.0
Real estate and other	–	–	–	–	12.7	11.7	12.7	11.7

Total assets	$1.6	$1.9	$287.8	$254.3	$28.3	$19.7	$317.7	$275.9

Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs
Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011
Balance at beginning of the year	$19.7	$18.3
Purchases/sales, net	7.7	0.7
Actual return on plan assets	0.2	0.9
Currency impact	0.7	(0.2)

Balance at end of the year	$28.3	$19.7

Weighted-average assumptions associated with defined benefit pension and postretirement benefit plans
The weighted-average assumptions associated with the Company's defined benefit pension and postretirement benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011

Assumptions related to net benefit costs:
U.S. plans:
Discount rate	3.5%	4.1%	3.5%	4.1%
Health care cost trend rate	–	–	8.0%	9.0%
Measurement date	1/1/2012	1/1/2011	1/1/2012	1/1/2011

Foreign plans:
Discount rate	5.0-5.75%	5.5%	–	–
Expected return on plan assets	4.75-6.5%	4.75-6.75%	–	–
Rate of compensation increase	3.0-4.25%	3.0-4.5%	–	–
Measurement date	1/1/2012	1/1/2011	–	–

Assumptions related to end-of-period benefit obligations:
U.S. plans:
Discount rate	2.75%	3.5%	2.75%	3.5%
Health care cost trend rate	–	–	8.0%	9.0%
Measurement date	12/31/2012	12/31/2011	12/31/2012	12/31/2011

Foreign plans:
Discount rate	2.25-6.75%	5.0-5.75%	–	–
Rate of compensation increase	3.0-4.5%	3.0-4.25%	–	–
Measurement date	12/31/2012	12/31/2011	–	–

Projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets
Amounts applicable to the Company's pension plans with projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets were as follows:

	Projected Benefit Obligation in Excess of Plan Assets		Accumulated Benefit Obligation in Excess of Plan Assets
	at December 31,		at December 31,
(dollars in millions)	2012	2011	2012	2011

Fair value of applicable plan assets	$312.3	$275.9	$18.4	$11.2
Projected benefit obligation of applicable plans	$381.5	$297.1	–	–
Accumulated benefit obligation of applicable plans	–	–	$53.5	$20.7

Future expected benefit payments
Future expected benefit payments are as follows:

(dollars in millions)	Pension Benefits	Postretirement Benefits

Year ending December 31:
2013	$11.6	$1.7
2014	$11.8	$1.5
2015	$12.1	$1.4
2016	$12.6	$1.3
2017	$13.0	$1.1
2018 - 2022	$72.9	$4.1

Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense for all stock-based compensation plans
Stock-based compensation expense recognized was as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Outstanding restricted and deferred stock units and awards	$32.6	$25.6	$26.0
Unvested outstanding stock options	12.1	11.1	8.5

Total stock-based compensation expense	$44.7	$36.7	$34.5

Summary of activity in all stock based compensation plans
A summary of option activity under the Company's stock compensation plans as of and for the year ended December 31, 2012 is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (dollars in millions)

Outstanding at January 1, 2012	5,757,456	$38.36	4.55	$63.8
Granted	668,361	56.04
Exercised	(1,439,428)	31.47
Forfeited	(216,746)	37.85
Expired	–	–

Outstanding at December 31, 2012	4,769,643	$42.94	5.02	$64.5

Vested at December 31, 2012 or expected to vest in the future	4,754,339	$42.91	5.01	$64.4

Exercisable at December 31, 2012	3,175,276	$38.98	3.61	$55.5

Share-based payment award, stock options, valuation assumptions
The fair values per share of option grants for the years ended December 31, 2012, 2011 and 2010 were estimated using the Black-Scholes-Merton option pricing formula with the following weighted-average assumptions:

	Year Ended December 31,
	2012	2011	2010

Expected life (in years)	3.2	2.8	2.5
Risk-free interest rate	0.37%	0.38%	0.46%
Volatility	39.4%	42.6%	43.8%
Expected dividend yield	0.0%	0.0%	0.0%

Share-based payment award, options, grants in period, grant date intrinsic value
The above assumptions and market prices of the Company's common stock at the date of option exercises resulted in the following values:

	Year Ended December 31,
	2012	2011	2010

Grant-date fair value per option	$15.68	$14.47	$11.78
Intrinsic value of options exercised (dollars in millions)	$33.7	$31.5	$63.4
Average intrinsic value per share of options exercised	$23.39	$26.79	$22.46

Restricted and deferred stock units granted and vesting
Information on restricted and deferred stock units granted and vesting during the three years ended December 31, 2012 follows:

	Year Ended December 31,
	2012	2011	2010

Number of units granted with performance conditions	211,244	139,191	211,804
Intrinsic value of units vesting (dollars in millions)	$38.2	$36.9	$29.2
Total number of units granted	674,578	682,246	806,041
Weighted average grant date fair value per unit	$50.44	$50.67	$41.81

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity in all stock based compensation plans
A summary of restricted and deferred stock unit award activity under the Company's stock compensation plans as of and for the year ended December 31, 2012 is presented below:

Restricted and Deferred Stock Units	Number	Weighted-Average Grant Date Fair Value

Nonvested at January 1, 2012	1,909,355	$30.25
Granted	674,578	50.44
Vested	(808,342)	49.60
Forfeited	(62,084)	47.47

Nonvested at December 31, 2012	1,713,507	$28.11

Total unrecognized compensation expense for all stock-based compensation plans
At
December 31, 2012

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$15.9

Weighted-average remaining expense recognition period (in years)	1.49

Restricted and Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense for all stock-based compensation plans
At December 31, 2012

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$31.8

Weighted-average remaining expense recognition period (in years)	1.53

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt obligations
The Company's debt obligations were as follows:

	December 31,
(dollars in millions)	2012	2011

Senior notes:
Floating rate notes due June 2, 2014	$250.0	$250.0
1.6% notes due April 30, 2015	250.0	–
6.375% notes due July 15, 2018	450.0	450.0
4.5% notes due June 1, 2021	250.0	250.0
3.6% notes due April 30, 2022	250.0	–
7.0% notes due July 15, 2038	300.0	300.0
5.95% notes due June 1, 2041	250.0	250.0
Unamortized original issue discount	(4.1)	(3.8)
Other debt	19.6	70.0
Obligations under capital leases	60.7	18.6
	2,076.2	1,584.8
Current maturities	(29.2)	(10.6)

Long-term maturities	$2,047.0	$1,574.2

Interest expensed and paid
Information on interest expensed and paid during the three years ended December 31, 2012 was as follows:

	Year Ended December 31
(dollars in millions)	2012	2011	2010

Interest expensed	$104.4	$92.4	$82.2
Interest paid	$96.7	$102.8	$73.0

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum lease payments for capital leases and noncancelable operating leases
The Company leases certain facilities, office space, vehicles, data processing and other equipment under capital and operating leases. Rental expenses for the years ended December 31, 2012, 2011 and 2010 were $85.6 million, $74.7 million and $67.5 million, respectively. Future minimum lease payments with respect to capital leases and operating leases with noncancelable terms in excess of one year were as follows:

	Capital	Operating
(dollars in millions)	Lease Payments	Lease Payments

Year ending December 31:
2013	$12.3	$65.0
2014	12.1	62.7
2015	10.0	50.2
2016	6.7	53.1
2017	4.2	38.0
Thereafter	75.8	117.8

Future minimum lease payments	121.1	386.8
Less: amount representing interest	(60.4)	–

Lease obligations at December 31, 2012	$60.7	$386.8

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of income before income taxes
The components of income before income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

U.S. operations	$745.9	$590.3	$365.9
Foreign operations	192.1	60.8	367.4

Income before income taxes	$938.0	$651.1	$733.3

Provision for income taxes
The provisions for income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Current:
U.S. federal	$123.4	$46.6	$102.5
U.S. state and local	9.4	5.3	8.7
Foreign	140.1	96.4	83.1
	272.9	148.3	194.3

Deferred:
U.S. federal	(35.8)	5.9	(25.8)
U.S. state and local	(2.3)	2.1	0.9
Foreign	(47.3)	(27.1)	1.0
	(85.4)	(19.1)	(23.9)

Income tax provision	$187.5	$129.2	$170.4

Effective income tax rate reconciliation
 The reasons for the differences between the provision for income taxes and income taxes using the U.S. federal income tax rate were as follows:

	Year Ended December 31,
	2012	2011	2010

U.S. federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes	0.57	1.03	1.02
Foreign statutory rate differential	(9.22)	(7.30)	(9.62)
Change in valuation allowance on deferred tax assets	5.92	(8.89)	6.76
Nondeductible expenses	0.74	2.47	1.64
Net U.S. tax on foreign source income	(10.92)	(1.67)	(9.52)
All other	(2.09)	(0.80)	(2.05)

Total	20.00%	19.84%	23.23%

Total income taxes paid (dollars in millions)	$239.5	$121.2	$198.2

Components of deferred tax assets and liabilities
Components of deferred tax assets (liabilities) were as follows:

	December 31,
(dollars in millions)	2012	2011

Deferred tax liabilities:
Plant and equipment	$(150.3)	$(137.6)
Inventory	–	(4.5)
Intangible assets	(106.7)	(90.7)
Other	(17.1)	(9.3)
Total deferred tax liabilities	(274.1)	(242.1)

Deferred tax assets:
Inventory	5.6	–
Postretirement benefits other than pensions	11.7	9.5
Reserves and accruals	137.5	120.4
Net operating losses and tax credits	276.6	102.0
Pensions	25.8	16.6
Other	12.7	22.0

Total deferred tax assets	469.9	270.5

Valuation allowance	(84.2)	(29.7)

Net deferred tax assets (liabilities)	$111.6	$(1.3)

Changes in unrecognized tax benefits
Changes in the Company's accruals for unrecognized tax benefits were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Balance at beginning of year	$148.4	$68.4	$60.4
Increases in estimates for tax positions taken prior to the current year	–	6.6	1.0
Decreases in estimates for tax positions taken prior to the current year	(11.3)	(2.4)	(0.3)
Increases due to tax positions taken during the current year	–	76.1	5.5
Decreases relating to settlements with tax authorities	(10.1)	(2.3)	(0.3)
Decreases resulting from the lapse of applicable statutes of limitation	(6.5)	(0.1)	(0.2)
Net increases due to translation and interest	0.5	2.1	2.3

Balance at end of year	$121.0	$148.4	$68.4

Summary of income tax examinations
The Company and its subsidiaries file income tax returns in the United States, various domestic states and localities and in many foreign jurisdictions. The earliest years' tax returns filed by the Company that are still subject to examination by authorities in the major tax jurisdictions are as follows:

United States	United Kingdom	Canada	France	Germany	Norway	Singapore	Italy
2000	2007	2006	2010	2008	2010	2004	2007

Summary of valuation allowance
At December 31, 2012, the Company had net operating loss and credit carryforwards in numerous jurisdictions with various expiration periods, including certain jurisdictions which have no expiration period.  Changes in the Company's valuation allowances against these net operating loss and credit carryforwards and other deferred tax assets were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Balance at beginning of year	$29.7	$96.2	$46.1
Valuation allowances for unutilized net operating losses and excess foreign tax credits generated in the current year	35.9	–	49.6
Valuation allowances on foreign tax credits associated with a prior year	19.5	–	–
Reduction in valuation allowances due to utilization of prior years' net operating losses and excess foreign tax credits	–	(57.9)	–
Write-off of valuation allowances and associated deferred tax assets for certain losses that have no possibility of being utilized	–	(6.0)	–
Effect of translation	(0.9)	(2.6)	0.5

Balance at end of year	$84.2	$29.7	$96.2

Summary of tax credit carryforwards
Tax attribute carryforwards which are available for use on future income tax returns at December 31, 2012 are as follows:

(dollars in millions)	Domestic	Foreign	Expiration

Net operating losses - regular income tax	$–	$97.0	2014 - Indefinite
Net operating losses – state income tax	$2.2	$–	2017
Foreign tax credits	$125.6	$–	2016 - 2022

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Changes in number of shares in stockholders' equity
Changes in the number of shares of the Company's outstanding stock for the last three years were as follows:

	Common Stock	Treasury Stock	Shares Outstanding

Balance - December 31, 2009	263,111,472	(18,453,758)	244,657,714

Purchase of treasury stock	–	(3,176,705)	(3,176,705)
Stock issued under stock compensation plans	–	2,432,821	2,432,821

Balance - December 31, 2010	263,111,472	(19,197,642)	243,913,830

Purchase of treasury stock	–	(49,000)	(49,000)
Stock issued under stock compensation plans	–	1,667,245	1,667,245

Balance - December 31, 2011	263,111,472	(17,579,397)	245,532,075

Purchase of treasury stock	–	(412,800)	(412,800)
Stock issued under stock compensation plans	–	1,576,861	1,576,861

Balance - December 31, 2012	263,111,472	(16,415,336)	246,696,136

Accumulated Other Elements of Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Elements of Comprehensive Income (Loss) [Abstract]
Components of accumulated other elements of comprehensive income (loss)
Accumulated other elements of comprehensive income (loss) comprised the following:
	December 31,
(dollars in millions)	2012	2011

Accumulated foreign currency translation gain (loss)	$45.9	$(28.7)
Prior service credits, net, related to the Company's pension and postretirement benefit plans	3.1	4.1
Actuarial losses, net, related to the Company's pension and postretirement benefit plans	(89.7)	(60.3)
Change in fair value of derivatives accounted for as cash flow hedges and other, net	10.7	(5.9)

Total accumulated other elements of comprehensive income (loss)	$(30.0)	$(90.8)

Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments [Abstract]
Summary financial data by segment
Summary financial data by segment follows:
	Year Ended December 31, 2012
(dollars in millions)	DPS	V&M		PCS	Corporate & Other		Consolidated

Revenues	$4,871.3		$2,142.2	$1,488.6	$	−	$8,502.1
Depreciation and amortization	$149.9		$41.4	$36.9		$26.5	$254.7
Interest, net	$–	$	−	$–		$90.4	$90.4
Income (loss) before income taxes	$712.3		$425.8	$147.1		$(347.2)	$938.0
Capital expenditures	$300.0		$29.9	$28.5		$68.8	$427.2
Total assets	$6,005.1		$1,773.0	$2,576.9		$803.2	$11,158.2

	Year Ended December 31, 2011
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$4,061.5	$1,663.0	$1,234.5	$–	$6,959.0
Depreciation and amortization	$111.4	$40.3	$37.9	$17.0	$206.6
Interest, net	$–	$–	$–	$84.0	$84.0
Income (loss) before income taxes	$685.6	$294.1	$116.0	$(444.6)	$651.1
Capital expenditures	$255.6	$34.8	$21.6	$76.1	$388.1
Total assets	$4,784.5	$1,524.6	$2,101.9	$950.7	$9,361.7

	Year Ended December 31, 2010
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$3,718.3	$1,273.3	$1,143.2	$–	$6,134.8
Depreciation and amortization	$93.0	$42.4	$54.9	$11.3	$201.6
Interest, net	$–	$–	$–	$78.0	$78.0
Income (loss) before income taxes	$666.7	$188.0	$131.9	$(253.3)	$733.3
Capital expenditures	$104.6	$35.3	$19.7	$41.1	$200.7
Total assets	$3,570.1	$1,299.7	$1,750.8	$1,384.5	$8,005.1

Revenue by shipping location and long-lived assets by country
Revenue by shipping location and long-lived assets by country were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Revenues:
United States	$4,670.5	$3,868.2	$3,281.5
United Kingdom	616.0	741.2	1,041.0
Other foreign countries	3,215.6	2,349.6	1,812.3

Total revenues	$8,502.1	$6,959.0	$6,134.8

	December 31,
(dollars in millions)	2012	2011	2010

Long-lived assets:
United States	$2,531.7	$2,411.8	$1,896.6
United Kingdom	170.2	167.4	197.7
Other foreign countries	1,322.9	845.4	885.3

Total long-lived assets	$4,024.8	$3,424.6	$2,979.6

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share [Abstract]
Calculation of basic and diluted earnings per share
 The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2012	2011	2010

Net income	$750.5	$521.9	$562.9

Average shares outstanding (basic)	246.4	245.0	243.1
Common stock equivalents	1.7	2.1	2.4
Incremental shares from assumed conversion of convertible debentures	–	2.1	2.0

Shares utilized in diluted earnings per share calculation	248.1	249.2	247.5

Earnings per share:
Basic	$3.05	$2.13	$2.32
Diluted	$3.02	$2.09	$2.27

Summary of Non-cash Operating, Investing and Financing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Effects on net assets of non-cash operating, investing and financing activities
 The effect on net assets of non-cash operating, investing and financing activities was as follows:

(dollars in millions)	2012	2011	2010

Impact on net assets of indemnity settlement with BP Exploration and Production, Inc.	$–	$(82.5)	$–
NATCO purchase price allocation adjustment	$–	$–	$(16.9)
Tax benefit of stock compensation plan transactions	$11.5	$4.9	$17.4
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	$10.1	$(5.2)	$(6.1)
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	$(33.3)	$(7.7)	$4.5

Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Off Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Fair value of financial instruments in the balance sheet
    Following is a summary of the Company's financial instruments which have been valued at fair value in the Company's Consolidated Balance Sheets at December 31, 2012 and 2011:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2012	2011	2012	2011	2012	2011	2012	2011

Cash and cash equivalents:
Cash	$447.1	$491.7	$–	$–	$–	$–	$447.1	$491.7
Certificates of deposit	0.2	–	–	–	–	–	0.2	–
Money market funds	429.1	133.4	–	–	–	–	429.1	133.4
Commercial paper	–	–	202.7	140.4	–	–	202.7	140.4
U.S. treasury securities	17.6	–	–	–	–	–	17.6	–
U.S. non-governmental agency asset-backed securities	–	–	41.4	27.8	–	–	41.4	27.8
U.S. corporate obligations	18.9	29.1	–	–	–	–	18.9	29.1
Non-U.S. bank and other obligations	28.8	76.5	–	–	–	–	28.8	76.5
Short-term investments:
Commercial paper	–	–	253.9	213.5	–	–	253.9	213.5
Certificates of deposit	3.0	–	–	–	–	–	3.0	–
U.S. Treasury securities	64.5	10.1	–	–	–	–	64.5	10.1
U.S. non-governmental agency asset-backed securities	–	–	99.5	77.3	–	–	99.5	77.3
U.S. corporate obligations	96.1	122.6	–	–	–	–	96.1	122.6
Non-qualified plan assets:
Money market funds	1.1	–	–	–	–	–	1.1	–
Domestic bond funds	2.4	–	–	–	–	–	2.4	–
International bond fund	0.1	–	–	–	–	–	0.1	–
Domestic equity funds	3.6	–	–	–	–	–	3.6	–
International equity funds	2.1	–	–	–	–	–	2.1	–
Blended equity funds	2.6	–	–	–	–	–	2.6	–
Common stock	2.1	–	–	–	–	–	2.1	–
Derivatives, net asset (liability):
Foreign currency contracts	–	–	19.9	(13.8)	–	–	19.9	(13.8)
Interest rate contracts	–	–	–	1.4	–	–	–	1.4

	$1,119.3	$863.4	$617.4	$446.6	$–	$–	$1,736.7	$1,310.0

Information relating to the contracts and estimated fair values recorded in the Company's Consolidated Balance Sheets
Total gross volume bought (sold) by notional currency and maturity date on open derivative contracts at December 31, 2012 was as follows:

	Notional Amount - Buy			Notional Amount - Sell
(in millions)	2013	2014	Total	2013	2014	2015	Total

Foreign currency forward contracts–
Notional currency in:
Euro	240.5	62.1	302.6	(7.8)	–	–	(7.8)
Pound Sterling	58.6	–	58.6	(7.8)	(0.2)	–	(8.0)
Norwegian krone	1,016.6	156.2	1,172.8	(394.5)	(0.4)	–	(394.9)
Singapore dollar	11.0	–	11.0	–	–	–	–
U.S. dollar	43.4	0.3	43.7	(212.5)	(5.3)	(0.5)	(218.3)

Schedule of fair values of derivative financial instruments of balance sheets
The fair values of derivative financial instruments recorded in the Company's Consolidated Balance Sheets were as follows:

	December 31,
	2012		2011
(dollars in millions)	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedges:
Foreign exchange contracts –
Current	$20.4	$5.7	$1.9	$7.0
Non-current	2.3	0.4	–	0.6
Total derivatives designated as hedges	22.7	6.1	1.9	7.6

Derivatives not designated as hedges:
Foreign exchange contracts –
Current	3.3	–	2.5	10.6
Non-current	–	–	–	–

Interest rate swaps –
Current	–	–	1.4	–
Non-current	–	–	–	–
Total derivatives not designated as hedges	3.3	–	3.9	10.6

Total derivatives	$26.0	$6.1	$5.8	$18.2

Pre-tax gain (loss) from ineffective portion of derivatives
The amount of pre-tax gain (loss) from the ineffective portion of derivatives designated as hedging instruments and from derivatives not designated as hedging instruments was:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Derivatives designated as hedging instruments:
Foreign currency contracts –
Cost of sales	$0.4	$(0.8)	$(0.7)

Derivatives not designated as hedging instruments:
Foreign currency contracts –
Cost of sales	1.9	(0.5)	2.7
Other costs	15.7	(9.3)	–

Equity call options -
Other costs	–	(12.2)	–

Interest rate swaps -
Interest, net	–	(0.2)	7.2

Total pre-tax gain (loss)	$18.0	$(23.0)	$9.2

Unaudited Quarterly Operating Results (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Operating Results [Abstract]
Unaudited quarterly operating results
Unaudited quarterly operating results were as follows:

	2012 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,804.3	$2,053.7	$2,218.3	$2,425.8
Revenues less cost of sales (exclusive of depreciation and amortization)	$523.9	$604.8	$650.1	$699.0
Other costs (credits)	$(1.5)	$9.9	$3.4	$21.7
Net income	$134.0	$174.6	$223.6	$218.3
Earnings per share:
Basic	$0.54	$0.71	$0.91	$0.88
Diluted	$0.54	$0.70	$0.90	$0.88

	2011 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,501.3	$1,741.1	$1,685.9	$2,030.7
Revenues less cost of sales (exclusive of depreciation and amortization)	$443.4	$527.7	$549.3	$600.2
Other costs	$8.9	$20.1	$34.2	$114.2
Net income	$109.5	$148.0	$164.5	$99.9
Earnings per share:
Basic	$0.45	$0.60	$0.67	$0.41
Diluted	$0.43	$0.59	$0.67	$0.40

Summary of Major Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Major Accounting Policies [Abstract]
Minimum percentage of investments in affiliated companies accounted for using the equity method (in hundredths)	20.00%
Maximum percentage of investments in affiliated companies accounted for using the equity method (in hundredths)	50.00%
Revenue Recognition [Abstract]
Percentage of revenue recognized under the accounting rules for construction-type and production-type contracts (in hundredths)	23.00%	26.00%	36.00%
Inventories [Abstract]
Percentage of inventories carried on the LIFO method (in hundredths)	53.00%	55.00%
Foreign Currency Derivatives [Abstract]
Foreign currency transactions gain (loss)	$ (12.4)	$ (10.9)	$ 11.9
Minimum [Member]
Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life	5 years
Maximum [Member]
Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Useful Life	20 years
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	18 years
Office Furniture, Software and Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office Furniture, Software and Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years

Acquisitions and Joint Ventures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 One Subsea [Member] Cameron [Member]	Dec. 31, 2012 One Subsea [Member] Schlumberger [Member]	Dec. 31, 2011 Business Acquisition LeTourneau Technologies [Member]	Dec. 31, 2012 Other Acquisitions [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member]	Mar. 31, 2012 Elco [Member]	Dec. 31, 2012 TTS [Member]
Business Acquisition [Line Items]
Proceeds from Joint venture contribution	$ 600
Cash purchase price for company's acquired				375	39.7	46.9	40.9	61.5	248.1
Business acquisitions completed during the period, number (in number of acquisitions)	4				2	4	2
Percentage of company acquired (in hundredths)		60.00%	40.00%					100.00%
Business combination, reason for business combination								Elco was purchased to strengthen the Company's wellhead product and service offerings and has been included in the DPS segment since the date of acquisition.
Summary of preliminary purchase price allocation [Abstract]
Cash	16.4
Accounts receivable	44.6
Inventory	41.1
Current deferred tax assets	25.7
Other current assets	27.7
Property, plant and equipment	18.6
Goodwill	249.6
Intangibles	94.8
Other non-current assets	7
Accounts payable and accrued liabilities	(159.8)
Total purchase price	365.7
Preliminary goodwill deductible for income tax purposes	$ 27.8
Remaining percentage of company available to be purchased (in hundredths)					49.00%

Other Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Costs [Abstract]
Impairment of intangibles									$ 17.6	$ 0	$ 0
International pension settlement costs									6.6	0	0
Indemnity settlement with BP Exploration and Production Inc. (see Note 19)									0	82.5	0
BOP litigation costs									2.5	60.7	12.5
Acquisition integration costs									13.2	0	22
Costs associated with retiring the 2.5% convertible debentures									0	14.5	0
Mark-to-market impact on currency derivatives not designated as accountinghedges									(15.7)	9.3	0
Joint venture formation cost									2.7	0	0
Severance, restructuring and other costs									6.6	10.4	12.7
Total other costs	$ 21.7	$ 3.4	$ 9.9	$ (1.5)	$ 114.2	$ 34.2	$ 20.1	$ 8.9	$ 33.5	$ 177.4	$ 47.2

Receivables (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Trade receivables	$ 1,823.2	$ 1,523.5
Insurance company receivables related to the indemnity settlement with BP Exploration and Production Inc	0	167.5
Other receivables	151.4	76.2
Allowance for doubtful accounts	(7.9)	(9.9)
Total receivables	$ 1,966.7	$ 1,757.3

Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 237.9	$ 427.3
Work-in-process	902.1	767.8
Finished goods, including parts and subassemblies	1,797.9	1,376.9
Other	14.3	12.5
Gross Inventories	2,952.2	2,584.5
Excess of current standard costs over LIFO costs	(122)	(102.7)
Allowance for obsolete and excess inventory	(89)	(81.9)
Total inventories	$ 2,741.2	$ 2,399.9

Plant and Equipment, Goodwill and Other Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Gross plant and equipment	$ 3,155.9	$ 2,688
Accumulated depreciation	(1,390.8)	(1,187.9)
Total plant and equipment, net	1,765.1	1,500.1
Goodwill [Roll Forward]
Balance at December 31, 2011	1,615.3
Current year acquisitions	249.6
Adjustments to the purchase price allocation for prior year acquisitions	66.3
Impairment	(14.6)
Translation and other	7.3
Balance at December 31, 2012	1,923.9
Other assets, noncurrent [Abstract]
Deferred income taxes	127.6	56.3
Other intangibles, gross [Abstract]
Customer relationships	136.3	144
Patents and technology	198	123
Trademarks	71.6	64.2
Noncompete agreements, engineering drawings and other	87	103.6
Accumulated amortization	(157.1)	(125.6)
Other	95.2	52.2
Total other assets	558.6	417.7
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2013	49.5
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2014	43.2
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2015	41.6
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2016	40.7
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2017	29.4
DPS [Member]
Goodwill [Roll Forward]
Balance at December 31, 2011	438.5
Current year acquisitions	249.6
Adjustments to the purchase price allocation for prior year acquisitions	67.3
Impairment	(13.9)
Translation and other	2.9
Balance at December 31, 2012	744.4
V&M [Member]
Goodwill [Roll Forward]
Balance at December 31, 2011	318
Current year acquisitions	0
Adjustments to the purchase price allocation for prior year acquisitions	0
Impairment	(0.7)
Translation and other	1.5
Balance at December 31, 2012	318.8
Process and Compression Systems (PCS) [Member]
Goodwill [Roll Forward]
Balance at December 31, 2011	858.8
Current year acquisitions	0
Adjustments to the purchase price allocation for prior year acquisitions	(1)
Impairment	0
Translation and other	2.9
Balance at December 31, 2012	860.7
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	100	80.3
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	610.5	561.5
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	1,387.5	1,208
Tooling, dies, patterns, etc. [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	205.3	189.6
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	177.1	156.9
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	288.3	220.1
Assets under capital leases [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	102.5	54.3
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	251.6	183.4
All other [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	$ 33.1	$ 33.9

Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Indemnity settlement with BP Exploration and Production Inc.	$ 0	$ 250
Trade accounts payable and accruals	925.1	718.8
Advances from customers	1,320.1	1,012.5
Other accruals	800.5	688.4
Total accounts payable and accrued liabilities	3,045.7	2,669.7
Product Warranty Accrual [Roll Forward]
Balance, beginning	65
Warranty Provisions	43.4
Acquisitions	7.5
Charges Against Accrual	(49.8)
Translation and Other	1.5
Balance, ending	$ 67.6

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net periodic benefit cost not yet recognized included in accumulated other comprehensive income [Abstract]
Total benefits included in accumulated other comprehensive income, before tax		$ (112.1)	$ (73.1)
Total benefits included in accumulated other comprehensive income, after tax		(86.6)	(56.2)
Total expected amortization from accumulated other comprehensive income for the year ended December 31, 2013	4.4
Pension Benefits [Member]
Net benefit plan expense (income) [Abstract]
Service cost		2.9	3.1	2.9
Interest cost		14.9	15.9	15.1
Expected return on plan assets		(17.9)	(18.2)	(15.8)
Amortization of prior service credits		(0.2)	0	0
Amortization of losses (gains)		5.9	5.8	6.7
Settlement loss		4.5	0	0
Other		1.5	0.3	0
Total net benefit plan expense (income)		11.6	6.9	8.9
Net periodic benefit cost not yet recognized included in accumulated other comprehensive income [Abstract]
Prior service credits before tax		0.5	0.7
Prior service credits after tax		0.4	0.5
Actuarial losses, net before tax		(125.6)	(88.3)
Actuarial losses, net after tax		(95.2)	(65.8)
Expected Amortization, Prior service credits	(1.8)
Expected Amortization, Actuarial losses, net	8.3
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	387	297.1	282.4
Service cost		2.9	3.1	2.9
Interest cost		14.9	15.9	15.1
Plan participants' contributions		0.8	1
Actuarial losses (gains)		43.9	7.1
Exchange rate changes		13.9	(0.2)
Benefits and expenses paid from plan assets		(9.2)	(12.2)
Plan amendments		0	(0.7)
Settlements		(14.7)	0
Other		37.4	0.7
Benefit obligation at end of year		387	297.1	282.4
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at beginning of year	317.7	275.9	261.3
Actual return on plan assets		23.3	15
Company contributions		12.3	10.4
Plan participants' contributions		0.8	1
Exchange rate changes		12.7	0.1
Benefits and expenses paid from plan assets		(9.2)	(12.2)
Settlements		(14.7)	0
Other		16.6	0.3
Fair value of plan assets at end of period		317.7	275.9	261.3
Unfunded status of defined benefit plan [Abstract]
Underfunded status at end of year - Current		(0.9)	(0.2)
Underfunded status at end of year - Non-current		(68.4)	(21)
Underfunded status at end of year		(69.3)	(21.2)
Actual asset investment allocations [Abstract]
Expected contributions to plan assets for the next fiscal year		11.8
Fair value of plan assets		317.7	275.9	261.3
Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs [Roll Forward]
Balance at beginning of the year	28.3	19.7	18.3
Purchases/Sales, net		7.7	0.7
Actual return on plan assets		0.2	0.9
Currency impact		0.7	(0.2)
Balance at end of the year		28.3	19.7	18.3
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined benefit plan, plans with benefit obligations in excess of plan assets, aggregate fair value of plan assets		312.3	275.9
Defined benefit plan pension plans with accumulated benefit obligations in excess of plan assets aggregate accumulated benefit obligation		53.5	20.7
Defined benefit plans with accumulated benefit obligations in excess of plan assets aggregate fair value of plan assets		18.4	11.2
Defined benefit plan pension plans with projected benefit obligations in excess of plan assets aggregate projected benefit obligation		381.5	297.1
Total accumulated benefit obligation for defined benefit pension plans		331.2	258.2
Future expected benefit payments [Abstract]
Year ended December 31, 2013		11.6
Year ended December 31, 2014		11.8
Year ended December 31, 2015		12.1
Year ended December 31, 2016		12.6
Year ended December 31, 2017		13
Year ended December 31, 2018 - 2022		72.9
Pension Benefits [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		1.6	1.9
Actual asset investment allocations [Abstract]
Fair value of plan assets		1.6	1.9
Pension Benefits [Member] | Equity Securities [Member] | US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		65.5	58.3
Actual asset investment allocations [Abstract]
Fair value of plan assets		65.5	58.3
Pension Benefits [Member] | Equity Securities [Member] | Non-US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		98.1	82.3
Actual asset investment allocations [Abstract]
Fair value of plan assets		98.1	82.3
Pension Benefits [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		30.1	89.9
Actual asset investment allocations [Abstract]
Fair value of plan assets		30.1	89.9
Pension Benefits [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		94.1	23.8
Actual asset investment allocations [Abstract]
Fair value of plan assets		94.1	23.8
Pension Benefits [Member] | Alternative Investments [Member] | Insurance contracts [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		15.6	8
Actual asset investment allocations [Abstract]
Fair value of plan assets		15.6	8
Pension Benefits [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		12.7	11.7
Actual asset investment allocations [Abstract]
Fair value of plan assets		12.7	11.7
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		1.6	1.9
Actual asset investment allocations [Abstract]
Fair value of plan assets		1.6	1.9
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		1.6	1.9
Actual asset investment allocations [Abstract]
Fair value of plan assets		1.6	1.9
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | Non-US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Alternative Investments [Member] | Insurance contracts [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		287.8	254.3
Actual asset investment allocations [Abstract]
Fair value of plan assets		287.8	254.3
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member] | US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		65.5	58.3
Actual asset investment allocations [Abstract]
Fair value of plan assets		65.5	58.3
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member] | Non-US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		98.1	82.3
Actual asset investment allocations [Abstract]
Fair value of plan assets		98.1	82.3
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		30.1	89.9
Actual asset investment allocations [Abstract]
Fair value of plan assets		30.1	89.9
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		94.1	23.8
Actual asset investment allocations [Abstract]
Fair value of plan assets		94.1	23.8
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Alternative Investments [Member] | Insurance contracts [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		28.3	19.7
Actual asset investment allocations [Abstract]
Fair value of plan assets		28.3	19.7
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member] | US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member] | Non-US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Alternative Investments [Member] | Insurance contracts [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		15.6	8
Actual asset investment allocations [Abstract]
Fair value of plan assets		15.6	8
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		12.7	11.7
Actual asset investment allocations [Abstract]
Fair value of plan assets		12.7	11.7
Postretirement Benefits [Member]
Net benefit plan expense (income) [Abstract]
Service cost		0	0	0
Interest cost		0.5	0.6	0.9
Expected return on plan assets		0	0	0
Amortization of prior service credits		(1.3)	(1.3)	(0.9)
Amortization of losses (gains)		(0.9)	(0.9)	(1.2)
Settlement loss		0	0	0
Other		0	0	0
Total net benefit plan expense (income)		(1.7)	(1.6)	(1.2)
Net periodic benefit cost not yet recognized included in accumulated other comprehensive income [Abstract]
Prior service credits before tax		4.3	5.7
Prior service credits after tax		2.7	3.6
Actuarial losses, net before tax		8.7	8.8
Actuarial losses, net after tax		5.5	5.5
Expected Amortization, Prior service credits	(1.1)
Expected Amortization, Actuarial losses, net	(1)
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	12.6	14.1	15.6
Service cost		0	0	0
Interest cost		0.5	0.6	0.9
Plan participants' contributions		0	0
Actuarial losses (gains)		(0.9)	(0.7)
Exchange rate changes		0	0
Benefits and expenses paid from plan assets		(1.2)	(1.4)
Plan amendments		0.1	0
Settlements		0	0
Other		0	0
Benefit obligation at end of year		12.6	14.1	15.6
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at beginning of year	0	0	0
Actual return on plan assets		0	0
Company contributions		1.2	1.4
Plan participants' contributions		0	0
Exchange rate changes		0	0
Benefits and expenses paid from plan assets		(1.2)	(1.4)
Settlements		0	0
Other		0	0
Fair value of plan assets at end of period		0	0	0
Unfunded status of defined benefit plan [Abstract]
Underfunded status at end of year - Current		(1.6)	(1.9)
Underfunded status at end of year - Non-current		(11)	(12.2)
Underfunded status at end of year		(12.6)	(14.1)
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0	0
Assumptions related to end-of-period benefit obligations [Abstract]
Ultimate health care cost trend rate (in hundredths)		5.00%
Year that rate reaches ultimate trend rate		2019
Future expected benefit payments [Abstract]
Year ended December 31, 2013		1.7
Year ended December 31, 2014		1.5
Year ended December 31, 2015		1.4
Year ended December 31, 2016		1.3
Year ended December 31, 2017		1.1
Year ended December 31, 2018 - 2022		4.1
U.S. Pension Plans [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)		3.50%	4.10%
Health care cost trend rate (in hundredths)		0.00%	0.00%
Measurement date		2012-01-01	2011-01-01
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)		2.75%	3.50%
Health care cost trend rate (in hundredths)		0.00%	0.00%
Measurement date		2012-12-31	2011-12-31
Foreign Pension Plans [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)			5.50%
Measurement date		2012-01-01	2011-01-01
Assumptions related to end-of-period benefit obligations [Abstract]
Measurement date		2012-12-31	2011-12-31
Foreign Pension Plans [Member] | Minimum [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)		5.00%
Expected return on plan assets (in hundredths)		4.75%	4.75%
Rate of compensation increase (in hundredths)		3.00%	3.00%
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)		2.25%	5.00%
Rate of compensation increase (in hundredths)		3.00%	3.00%
Foreign Pension Plans [Member] | Maximum [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)		5.75%
Expected return on plan assets (in hundredths)		6.50%	6.75%
Rate of compensation increase (in hundredths)		4.25%	4.50%
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)		6.75%	5.75%
Rate of compensation increase (in hundredths)		4.50%	4.25%
U.K. Pension Plan [Member]
Actual asset investment allocations [Abstract]
Defined benefit plan assets for plan benefits United Kingdom percentage (in hundredths)		92.00%
U.K. Pension Plan [Member] | Fixed Income Debt Securities [Member]
Actual asset investment allocations [Abstract]
Future target allocation (in hundredths)		41.00%
U.K. Pension Plan [Member] | Real Estate and Other [Member]
Actual asset investment allocations [Abstract]
Future target allocation (in hundredths)		5.00%
U.K. Pension Plan [Member] | Equity Securities [Member]
Actual asset investment allocations [Abstract]
Actual plan assets allocation (in hundredths)		54.00%	53.00%	54.00%
Future target allocation (in hundredths)		54.00%
U.K. Pension Plan [Member] | Fixed Income Debt Securities, Cash and Other [Member]
Actual asset investment allocations [Abstract]
Actual plan assets allocation (in hundredths)		46.00%	47.00%	46.00%
U,S. Postretirement Benefit Plans [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)		3.50%	4.10%
Health care cost trend rate (in hundredths)		8.00%	9.00%
Measurement date		2012-01-01	2011-01-01
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)		2.75%	3.50%
Health care cost trend rate (in hundredths)		8.00%	9.00%
Measurement date		2012-12-31	2011-12-31
Foreign Postretirement Benefit Plans [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)		0.00%	0.00%
Expected return on plan assets (in hundredths)		0.00%	0.00%
Rate of compensation increase (in hundredths)		0.00%	0.00%
Measurement date		-	-
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)		0.00%	0.00%
Rate of compensation increase (in hundredths)		0.00%	0.00%
Measurement date		-	-
Defined Contribution Plans [Member]
Retirement Savings Plan [Abstract]
Percentage of defined pay the Company contributes on behalf of each eligible employee's retirement plan account (in hundredths)		3.00%
Vesting period for the company's retirement contributions		3 years
Matching contribution percentage each employee is eligible to receive (of the first 6% of pay contributed) (in hundredths)		100.00%
Percentage of employee contribution eligible for the company's matching contribution (in hundredths)		6.00%
Expense under Retirement Savings Plan		69.5	57.7	42.5
Expense with respect to these various defined contribution and government-mandated plans		$ 60	$ 57.9	$ 41.9

Stock-Based Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity compensation plans currently available for future grants	1
Total stock-based compensation expense	$ 44,700,000	$ 36,700,000	$ 34,500,000
Recognized tax benefit	16,500,000	13,500,000	12,700,000
Summary of option activity [Rollforward]
Outstanding at beginning of period (in shares)	5,757,456
Granted (in shares)	668,361
Exercised (in shares)	(1,439,428)
Forfeited (in shares)	(216,746)
Expired (in shares)	0
Outstanding at end of period (in shares)	4,769,643	5,757,456
Vested or expected to vest at end of period (in shares)	4,754,339
Exercisable at end of period (in shares)	3,175,276
Option activity , additional disclosures [Abstract]
Weighted average exercise price at beginning of period (in dollars per share)	$ 38.36
Weighted average exercise price granted (in dollars per share)	$ 56.04
Weighted average exercise price per exercised (in dollars per share)	$ 31.47
Weighted average exercise price forfeited (in dollars per share)	$ 37.85
Weighted average exercise price expired (in dollars per share)	$ 0
Weighted average exercise price outstanding at end of period (in dollars per share)	$ 42.94	$ 38.36
Weighted average exercise price vested or expected to vest at end of period (in dollars per share)	$ 42.91
Weighted average exercise price exercisable at end of period (in dollars per share)	$ 38.98
Weighted-average remaining contractual term outstanding at beginning of period (in years)	5 years 7 days	4 years 6 months 18 days
Weighted average remaining contractual term outstanding at end of period (in years)	5 years 7 days	4 years 6 months 18 days
Weighted average remaining contractual term vested or expected to vest at end of period (in years)	5 years 4 days
Weighted average remaining contractual term exercisable at end of period (In years)	3 years 7 months 10 days
Aggregate intrinsic value outstanding at beginning of period	63,800,000
Aggregate intrinsic value outstanding at end of period	64,500,000	63,800,000
Aggregate intrinsic value vested or expected to vest at end of period	64,400,000
Aggregate intrinsic value exercisable at end of period	55,500,000
Fair values and weighted-average assumptions used to value options [Abstract]
Expected life (in years)	3 years 2 months 12 days	2 years 9 months 18 days	2 years 6 months
Risk-free interest rate (in hundredths)	0.37%	0.38%	0.46%
Volatility (in hundredths)	39.40%	42.60%	43.80%
Expected dividend yield (in hundredths)	0.00%	0.00%	0.00%
Grant-date fair value per option (in dollars per share)	$ 15.68	$ 14.47	$ 11.78
Intrinsic value of options exercised	33,700,000	31,500,000	63,400,000
Average intrinsic value per share of options exercised (in dollars per share)	$ 23.39	$ 26.79	$ 22.46
Restricted and deferred stock units and awards activity [Roll Forward]
Shares granted (in shares)	674,578	682,246	806,041
Restricted and deferred stock units and awards, additional disclosures [Abstract]
Weighted average grant date fair value, granted (in dollars per share)	$ 50.44	$ 50.67	$ 41.81
Unrecognized share-based compensation cost [Abstract]
Annual value of deferred stock units available for grants to non-employee directors	250,000
Incremental portion of deferred stock units that vest quarterly over the year following the date of grant	one-fourth increments quarterly
Period of time after the date of grant during which deferred stock units cannot be converted into common stock	three years
Intrinsic value of units vesting	38,200,000	36,900,000	29,200,000
Shares reserved for future grants of options, deferred stock units, restricted stock units and other awards (in shares)	2,242,718
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	12,100,000	11,100,000	8,500,000
Terms of awards	Seven or ten years
The incremental portion of options that vest annually on the anniversary date of grant	one-third increments each year
Unrecognized share-based compensation cost [Abstract]
Stock-based compensation cost not yet recognized under the straight-line method, Stock options	15,900,000
Weighted-average remaining expense recognition period (in years)	1 year 5 months 27 days
Restricted and Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	32,600,000	25,600,000	26,000,000
The incremental portion of options that vest annually on the anniversary date of grant	one-third increments each year or three-year 100%
Restricted and deferred stock units and awards activity [Roll Forward]
Nonvested shares, beginning of period (in shares)	1,909,355
Shares granted (in shares)	674,578
Shares vested (in shares)	(808,342)
Shares forfeited (in shares)	(62,084)
Nonvested shares, end of period (in shares)	1,713,507	1,909,355
Restricted and deferred stock units and awards, additional disclosures [Abstract]
Weighted average grant date fair value, outstanding, beginning of period (in dollars per share)	$ 30.25
Weighted average grant date fair value, granted (in dollars per share)	$ 50.44
Weighted average grant date fair value, vested (in dollars per share)	$ 49.6
Weighted average grant date fair value, forfeited (in dollars per share)	$ 47.47
Weighted average grant date fair value, outstanding at end of period (in dollars per share)	$ 28.11	$ 30.25
Unrecognized share-based compensation cost [Abstract]
Stock-based compensation cost not yet recognized under the straight-line method, Restricted and deferred stock units	$ 31,800,000
Weighted-average remaining expense recognition period (in years)	1 year 6 months 11 days
Restricted and Deferred Stock Units with Performance Conditions [Member]
Restricted and deferred stock units and awards activity [Roll Forward]
Shares granted (in shares)	211,244	139,191	211,804

Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Senior Notes Payable Due 2014 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2014 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2015 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2015 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2018 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2018 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2021 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2021 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2022 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2022 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2038 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2038 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2041 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2041 [Member]	Dec. 31, 2012 Senior Notes Payable [Member]	Dec. 31, 2011 Senior Notes Payable [Member]	Dec. 31, 2012 Other Debt [Member]	Dec. 31, 2011 Other Debt [Member]	Dec. 31, 2012 Obligations Under Capital Leases [Member]	Dec. 31, 2011 Obligations Under Capital Leases [Member]	Dec. 31, 2012 Public offering [Member]	May 17, 2012 Public offering [Member]	Dec. 31, 2012 Amended Line of Credit [Member]	Dec. 31, 2012 Line of Credit Multi Currency [Member]
Debt Instrument [Line Items]
Principal outstanding, net of unamortized discount	$ 2,076.2	$ 1,584.8		$ 250	$ 250	$ 250	$ 0	$ 450	$ 450	$ 250	$ 250	$ 250	$ 0	$ 300	$ 300	$ 250	$ 250			$ 19.6	$ 70	$ 60.7	$ 18.6
Unamortized original issue discount																		(4.1)	(3.8)
Current maturities	(29.2)	(10.6)
Long-term maturities	2,047	1,574.2
Maturity date				Jun 2, 2014		Apr 30, 2015		Jul 15, 2018		Jun 1, 2021		Apr 30, 2022		Jul 15, 2038		Jun 1, 2041										Jun 6, 2016
Interest rate (in hundredths)						1.60%		6.38%		4.50%		3.60%		7.00%		5.95%
Issuance date of unsecured senior notes																								May 17, 2012
Issued amount (Senior Notes)																									500
Debt instrument, date of first required payment						Oct 30, 2012						Oct 30, 2012
Percentage of principal amount under a change of control repurchase event (in hundredths)						99.96%						99.74%
Interest rate description				interest based on the 3-month London Interbank Offered Rate (LIBOR) plus 0.93%
Basis spread (in hundredths)				0.93%
Effective interest rate				1.24%	1.46%
Maximum borrowing capacity																										835	250
Letters of credit outstanding																										25.4	199
Remaining capacity under revolving line of credit facility																										809.6	51
Weighted-average interest rate on other debt (in hundredths)																				9.20%	9.10%
Future maturities, 2013	18.9
Future maturities, 2014	250.3
Future maturities, 2015	250.3
Future maturities, thereafter	1,500.1
Interest expensed and paid [Abstract]
Interest expensed	104.4	92.4	82.2
Interest paid	$ 96.7	$ 102.8	$ 73

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Rental expenses	$ 85.6	$ 74.7	$ 67.5
Future minimum lease payments with respect to capital leases [Abstract]
2013	12.3
2014	12.1
2015	10
2016	6.7
2017	4.2
Thereafter	75.8
Future minimum lease payments	121.1
Less: amount representing interest	(60.4)
Lease obligations at December 31, 2012	60.7
Future minimum lease payments with respect to operating leases [Abstract]
2013	65
2014	62.7
2015	50.2
2016	53.1
2017	38
Thereafter	117.8
Future minimum lease payments	386.8
Less: amount representing interest	0
Lease obligations at December 31, 2012	$ 386.8

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of income before income taxes [Abstract]
U.S. operations	$ 745.9	$ 590.3	$ 365.9
Foreign operations	192.1	60.8	367.4
Income before income taxes	938	651.1	733.3
Current [Abstract]
U.S. federal	123.4	46.6	102.5
U.S. state and local	9.4	5.3	8.7
Foreign	140.1	96.4	83.1
Total Current Income Taxes	272.9	148.3	194.3
Deferred [Abstract]
U.S. federal	(35.8)	5.9	(25.8)
U.S. state and local	(2.3)	2.1	0.9
Foreign	(47.3)	(27.1)	1
Total Deferred Income Taxes	(85.4)	(19.1)	(23.9)
Income tax provision	187.5	129.2	170.4
Effective income tax rate reconciliation [Abstract]
U.S. federal statutory rate (in hundredths)	35.00%	35.00%	35.00%
State and local income taxes (in hundredths)	0.57%	1.03%	1.02%
Foreign statutory rate differential (in hundredths)	(9.22%)	(7.30%)	(9.62%)
Change in valuation allowance on deferred tax assets (in hundredths)	5.92%	(8.89%)	6.76%
Nondeductible expenses (in hundredths)	0.74%	2.47%	1.64%
Net U.S. tax on foreign source income (in hundredths)	(10.92%)	(1.67%)	(9.52%)
All other (in hundredths)	(2.09%)	(0.80%)	(2.05%)
Total (in hundredths)	20.00%	19.84%	23.23%
Total income taxes paid	239.5	121.2	198.2
Deferred tax liabilities [Abstract]
Plant and equipment	(150.3)	(137.6)
Inventory	0	(4.5)
Intangible assets	(106.7)	(90.7)
Other	(17.1)	(9.3)
Total deferred tax liabilities	(274.1)	(242.1)
Deferred tax assets [Abstract]
Inventory	5.6	0
Postretirement benefits other than pensions	11.7	9.5
Reserves and accruals	137.5	120.4
Net operating losses and tax credits	276.6	102
Pensions	25.8	16.6
Other	12.7	22
Total deferred tax assets	469.9	270.5
Valuation allowance	(84.2)	(29.7)	(96.2)
Net deferred tax assets (liabilities)	111.6	(1.3)
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year	148.4	68.4	60.4
Increases in estimates for tax positions taken prior to the current year	0	6.6	1
Decreases in estimates for tax positions taken prior to the current year	(11.3)	(2.4)	(0.3)
Increases due to tax positions taken during the current year	0	76.1	5.5
Decreases relating to settlements with tax authorities	(10.1)	(2.3)	(0.3)
Decreases resulting from the lapse of applicable statutes of limitation	(6.5)	(0.1)	(0.2)
Net increases due to translation and interest	0.5	2.1	2.3
Balance at end of year	121	148.4	68.4
Unrecognized tax benefits expected to settle within twelve months	15
Valuation Allowance [Abstract]
Balance at beginning of year	29.7	96.2	46.1
Valuation allowances for unutilized net operating losses and excess foreign tax credits generated in the current year	35.9	0	49.6
Valuation allowances on foreign tax credits associated with a prior year	19.5	0	0
Reduction in valuation allowances due to utilization of prior years net operating losses and excess foreign tax credits	0	(57.9)	0
Write-off of valuation allowances and associated deferred tax assets for certain losses that have no possibility of being utilized	0	(6)	0
Effect of translation	(0.9)	(2.6)	0.5
Balance at ending of year	84.2	29.7	96.2
Tax Credit Carryforward [Line Items]
Operating loss carryforwards regular income taxes expiration period	2014 - Indefinite
Operating loss carryforwards state income taxes expiration year	2017
Tax benefit associated with certain stock benefit plan transactions	11.5	4.9	17.4
Unremitted foreign subsidiary earnings considered permanently reinvested	4.5
Tax holiday benefit in Singapore and Malaysia jurisdictions	2.3	2.3	9.5
Minimum [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, expiration year	2016
Maximum [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, expiration year	2022
United States [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2000
United Kingdom [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2007
Canada [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2006
France [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2010
Germany [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2008
Norway [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2010
Singapore [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2004
Italy [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2007
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards state income taxes	0
Operating loss carryforwards regular income taxes	2.2
Foreign tax credits	125.6
Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards state income taxes	97
Operating loss carryforwards regular income taxes	0
Foreign tax credits	$ 0

Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity [Abstract]
Common stock authorized for repurchase	$ 500,000,000
Common stock reserved for future issuance under employee benefit plans (in shares)	9,116,784
Shares of preferred stock authorized to issue (in shares)	10,000,000	10,000,000
Par value of authorized preferred stock (in dollars per share)	$ 0.01	$ 0.01
Capital in excess of par value plus the retained earnings	$ 6,200,000,000
Class of Stock [Line Items]
Balance (in shares)	245,532,075	243,913,830	244,657,714
Purchase of treasury stock (in shares)	(412,800)	(49,000)	(3,176,705)
Stock issued under stock compensation plans (in shares)	1,576,861	1,667,245	2,432,821
Balance (in shares)	246,696,136	245,532,075	243,913,830
Common Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	263,111,472	263,111,472	263,111,472
Purchase of treasury stock (in shares)	0	0	0
Stock issued under stock compensation plans (in shares)	0	0	0
Balance (in shares)	263,111,472	263,111,472	263,111,472
Treasury Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	(17,579,397)	(19,197,642)	(18,453,758)
Purchase of treasury stock (in shares)	(412,800)	(49,000)	(3,176,705)
Stock issued under stock compensation plans (in shares)	1,576,861	1,667,245	2,432,821
Balance (in shares)	(16,415,336)	(17,579,397)	(19,197,642)

Accumulated Other Elements of Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of accumulated other elements of comprehensive income (loss) [Abstract]
Accumulated foreign currency translation gain (loss)	$ 45.9	$ (28.7)
Prior service credits, net, related to the Company's pension and postretirement benefit plans	3.1	4.1
Actuarial losses, net, related to the Company's pension and postretirement benefit plans	(89.7)	(60.3)
Change in fair value of derivatives accounted for as cash flow hedges and other	10.7	(5.9)
Total accumulated other elements of comprehensive income (loss)	$ (30)	$ (90.8)

Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Segments [Abstract]
Research and product development costs									$ 62.7	$ 60.6	$ 55.2
Percent of total research and development costs incurred by DPS (in hundredths)									67.00%	59.00%	59.00%
Segment Reporting Information [Line Items]
Revenues	2,425.8	2,218.3	2,053.7	1,804.3	2,030.7	1,685.9	1,741.1	1,501.3	8,502.1	6,959	6,134.8
Depreciation and amortization									254.7	206.6	201.6
Interest, net									90.4	84	78
Income (loss) before income taxes									938	651.1	733.3
Capital expenditures									427.2	388.1	200.7
Total assets	11,158.2				9,361.7				11,158.2	9,361.7	8,005.1
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									8,502.1	6,959	6,134.8
Long-lived assets	4,024.8				3,424.6				4,024.8	3,424.6	2,979.6
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									4,670.5	3,868.2	3,281.5
Long-lived assets	2,531.7				2,411.8				2,531.7	2,411.8	1,896.6
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									616	741.2	1,041
Long-lived assets	170.2				167.4				170.2	167.4	197.7
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									3,215.6	2,349.6	1,812.3
Long-lived assets	1,322.9				845.4				1,322.9	845.4	885.3
DPS [Member]
Segment Reporting Information [Line Items]
Revenues									4,871.3	4,061.5	3,718.3
Depreciation and amortization									149.9	111.4	93
Interest, net									0	0	0
Income (loss) before income taxes									712.3	685.6	666.7
Capital expenditures									300	255.6	104.6
Total assets	6,005.1				4,784.5				6,005.1	4,784.5	3,570.1
V&M [Member]
Segment Reporting Information [Line Items]
Revenues									2,142.2	1,663	1,273.3
Depreciation and amortization									41.4	40.3	42.4
Interest, net									0	0	0
Income (loss) before income taxes									425.8	294.1	188
Capital expenditures									29.9	34.8	35.3
Total assets	1,773				1,524.6				1,773	1,524.6	1,299.7
PCS [Member]
Segment Reporting Information [Line Items]
Revenues									1,488.6	1,234.5	1,143.2
Depreciation and amortization									36.9	37.9	54.9
Interest, net									0	0	0
Income (loss) before income taxes									147.1	116	131.9
Capital expenditures									28.5	21.6	19.7
Total assets	2,576.9				2,101.9				2,576.9	2,101.9	1,750.8
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Depreciation and amortization									26.5	17	11.3
Interest, net									90.4	84	78
Income (loss) before income taxes									(347.2)	(444.6)	(253.3)
Capital expenditures									68.8	76.1	41.1
Total assets	$ 803.2				$ 950.7				$ 803.2	$ 950.7	$ 1,384.5

Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per share [Abstract]
Net income	$ 218.3	$ 223.6	$ 174.6	$ 134	$ 99.9	$ 164.5	$ 148	$ 109.5	$ 750.5	$ 521.9	$ 562.9
Average shares outstanding (basic) (in shares)									246.4	245	243.1
Common stock equivalents (in shares)									1.7	2.1	2.4
Incremental shares from assumed conversion of convertible debentures (in shares)									0	2.1	2
Shares utilized in diluted earnings per share calculation (in shares)									248.1	249.2	247.5
Earnings per share [Abstract]
Basic (in dollars per share)	$ 0.88	$ 0.91	$ 0.71	$ 0.54	$ 0.41	$ 0.67	$ 0.6	$ 0.45	$ 3.05	$ 2.13	$ 2.32
Diluted (in dollars per share)	$ 0.88	$ 0.9	$ 0.7	$ 0.54	$ 0.4	$ 0.67	$ 0.59	$ 0.43	$ 3.02	$ 2.09	$ 2.27
Interest rate percentage on Convertible Debentures included in calculation of diluted earnings per share, prior period (in hundredths)					2.50%					2.50%	2.50%

Summary of Non-cash Operating, Investing and Financing Activities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Impact on net assets of indemnity settlement with BP Exploration and Production, Inc.	$ 0	$ (82.5)	$ 0
NATCO purchase price allocation adjustment	0	0	(16.9)
Tax benefit of stock compensation plan transactions	11.5	4.9	17.4
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	10.1	(5.2)	(6.1)
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	$ (33.3)	$ (7.7)	$ 4.5

Off-Balance Sheet Risk and Guarantees and Concentrations of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Off Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Contingently liable for bank guarantees and standby letters of credit issued on the company's behalf	$ 940.7
Liability to financial institutions for financial letters of credit and other guarantees issued on the Company's behalf	27.3
Liability for insurance bonds issued on the company's behalf	$ 13.9
Concentration risk customer revenue percentage maximum (in hundredths)	10.00%	10.00%	12.00%

Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents: [Abstract]
Cash	$ 447,100,000	$ 491,700,000
Certificates of deposit	200,000	0
Money market funds	429,100,000	133,400,000
Commercial paper	202,700,000	140,400,000
U.S. treasury securities	17,600,000	0
U.S. non-governmental agency asset-backed securities	41,400,000	27,800,000
U.S. corporate obligations	18,900,000	29,100,000
Non-U.S. bank and other obligations	28,800,000	76,500,000
Short-term investments: [Abstract]
Commercial paper	253,900,000	213,500,000
Certificates of deposit	3,000,000	0
U.S. Treasury securities	64,500,000	10,100,000
U.S. non-governmental agency asset-backed securities	99,500,000	77,300,000
U.S. corporate obligations	96,100,000	122,600,000
Non-qualified plan assets [Abstract]
Money market funds	1,100,000	0
Domestic bond funds	2,400,000	0
International bond fund	100,000	0
Domestic equity funds	3,600,000	0
International equity funds	2,100,000	0
Blended equity funds	2,600,000	0
Common stock	2,100,000	0
Derivatives, net asset (liability) [Abstract]
Foreign currency contracts	19,900,000	(13,800,000)
Interest rate contracts	0	1,400,000
Total financial instruments	1,736,700,000	1,310,000,000
Fair value of the fixed-rate debt	2,060,000,000	1,470,000,000
Face value of the fixed-rate debt	1,750,000,000	1,250,000,000
Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Cash and cash equivalents: [Abstract]
Cash	447,100,000	491,700,000
Certificates of deposit	200,000	0
Money market funds	429,100,000	133,400,000
Commercial paper	0	0
U.S. treasury securities	17,600,000	0
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	18,900,000	29,100,000
Non-U.S. bank and other obligations	28,800,000	76,500,000
Short-term investments: [Abstract]
Commercial paper	0	0
Certificates of deposit	3,000,000	0
U.S. Treasury securities	64,500,000	10,100,000
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	96,100,000	122,600,000
Non-qualified plan assets [Abstract]
Money market funds	1,100,000	0
Domestic bond funds	2,400,000	0
International bond fund	100,000	0
Domestic equity funds	3,600,000	0
International equity funds	2,100,000	0
Blended equity funds	2,600,000	0
Common stock	2,100,000	0
Derivatives, net asset (liability) [Abstract]
Foreign currency contracts	0	0
Interest rate contracts	0	0
Total financial instruments	1,119,300,000	863,400,000
Fair Value Based on Significant Other Observable Inputs (Level 2) [Member]
Cash and cash equivalents: [Abstract]
Cash	0	0
Certificates of deposit	0	0
Money market funds	0	0
Commercial paper	202,700,000	140,400,000
U.S. treasury securities	0	0
U.S. non-governmental agency asset-backed securities	41,400,000	27,800,000
U.S. corporate obligations	0	0
Non-U.S. bank and other obligations	0	0
Short-term investments: [Abstract]
Commercial paper	253,900,000	213,500,000
Certificates of deposit	0	0
U.S. Treasury securities	0	0
U.S. non-governmental agency asset-backed securities	99,500,000	77,300,000
U.S. corporate obligations	0	0
Non-qualified plan assets [Abstract]
Money market funds	0	0
Domestic bond funds	0	0
International bond fund	0	0
Domestic equity funds	0	0
International equity funds	0	0
Blended equity funds	0	0
Common stock	0	0
Derivatives, net asset (liability) [Abstract]
Foreign currency contracts	19,900,000	(13,800,000)
Interest rate contracts	0	1,400,000
Total financial instruments	617,400,000	446,600,000
Fair Value Based on Significant Unobservable Inputs (Level 3) [Member]
Cash and cash equivalents: [Abstract]
Cash	0	0
Certificates of deposit	0	0
Money market funds	0	0
Commercial paper	0	0
U.S. treasury securities	0	0
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	0	0
Non-U.S. bank and other obligations	0	0
Short-term investments: [Abstract]
Commercial paper	0	0
Certificates of deposit	0	0
U.S. Treasury securities	0	0
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	0	0
Non-qualified plan assets [Abstract]
Money market funds	0	0
Domestic bond funds	0	0
International bond fund	0	0
Domestic equity funds	0	0
International equity funds	0	0
Blended equity funds	0	0
Common stock	0	0
Derivatives, net asset (liability) [Abstract]
Foreign currency contracts	0	0
Interest rate contracts	0	0
Total financial instruments	$ 0	$ 0

Derivative Contracts (Details) (FX Forward Contracts [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Buy Euro [Member]
Derivative [Line Items]
Notional Amount	$ 302.6
Buy Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	58.6
Buy Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	1,172.8
Buy Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	11
Buy U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	43.7
Sell Euro [Member]
Derivative [Line Items]
Notional Amount	(7.8)
Sell Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	(8)
Sell Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	(394.9)
Sell Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	0
Sell U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	(218.3)
2013 [Member] | Buy Euro [Member]
Derivative [Line Items]
Notional Amount	240.5
2013 [Member] | Buy Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	58.6
2013 [Member] | Buy Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	1,016.6
2013 [Member] | Buy Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	11
2013 [Member] | Buy U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	43.4
2013 [Member] | Sell Euro [Member]
Derivative [Line Items]
Notional Amount	(7.8)
2013 [Member] | Sell Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	(7.8)
2013 [Member] | Sell Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	(394.5)
2013 [Member] | Sell Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	(212.5)
2014 [Member] | Buy Euro [Member]
Derivative [Line Items]
Notional Amount	62.1
2014 [Member] | Buy Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	0
2014 [Member] | Buy Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	156.2
2014 [Member] | Buy Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	0
2014 [Member] | Buy U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	0.3
2014 [Member] | Sell Euro [Member]
Derivative [Line Items]
Notional Amount	0
2014 [Member] | Sell Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	(0.2)
2014 [Member] | Sell Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	(0.4)
2014 [Member] | Sell Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	0
2014 [Member] | Sell U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	(5.3)
2015 [Member] | Sell Euro [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Sell Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Sell Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Sell Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Sell U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	$ (0.5)

Fair Value of Derivative Financial Instruments, Balance Sheet Classification (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Assets	$ 26	$ 5.8
Liabilities	6.1	18.2
Derivatives not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Assets	3.3	3.9
Liabilities	0	10.6
Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	3.3	2.5
Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Non-Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	0	0
Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	0	10.6
Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Non-Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	0	0
Derivatives not Designated as Hedges [Member] | Interest Rate Swaps [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	0	1.4
Derivatives not Designated as Hedges [Member] | Interest Rate Swaps [Member] | Non-Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	0	0
Derivatives not Designated as Hedges [Member] | Interest Rate Swaps [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	0	0
Derivatives not Designated as Hedges [Member] | Interest Rate Swaps [Member] | Non-Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	0	0
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets	22.7	1.9
Liabilities	6.1	7.6
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	20.4	1.9
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Non-Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets	2.3	0
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	5.7	7
Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member] | Non-Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities	$ 0.4	$ 0.6

Derivative Instruments, Gain (Loss) by Hedging Relationship, Income Statement Location (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	$ 18	$ (23)	$ 9.2
Cost of Sale [Member] | Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	1.9	(0.5)	2.7
Cost of Sale [Member] | Derivatives Designated as Hedges [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	0.4	(0.8)	(0.7)
Other Costs [Member] | Derivatives not Designated as Hedges [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	15.7	(9.3)	0
Other Costs [Member] | Derivatives not Designated as Hedges [Member] | Equity Call Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	0	(12.2)	0
Interest, Net [Member] | Derivatives not Designated as Hedges [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	$ 0	$ (0.2)	$ 7.2

Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Contingencies [Abstract]
Suits filed naming Cameron as one of a number of defendants related to Deepwater Horizon incident	350 suits
Accrued liability for claims of other litigation	$ 17.2
Number of countries where company has legal entities	50
Customs duties, penalties and interest by the government of Brazil	51
Number of sites designated for cleanup under the Comprehensive Environmental Response Compensation and Liability Act or similar state law where Company is identified as a potentially responsible party	two sites
Accrued environmental loss contingencies, noncurrent	4.9
Number of homeowners covered by class action lawsuit settlement on contaminated underground water from Houston manufacturing site (in number of homeowners)	197
Number of homeowners whose property is adjacent to the class area and may be affected by underground water contamination (in number of homeowners)	33
Accrued liability for claims for contaminated underground water from Houston manufacturing site	$ 7.1

Unaudited Quarterly Operating Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unaudited Quarterly Operating Results [Abstract]
Revenues	$ 2,425.8	$ 2,218.3	$ 2,053.7	$ 1,804.3	$ 2,030.7	$ 1,685.9	$ 1,741.1	$ 1,501.3	$ 8,502.1	$ 6,959	$ 6,134.8
Revenues less cost of sales (exclusive of depreciation and amortization)	699	650.1	604.8	523.9	600.2	549.3	527.7	443.4
Other costs (credits)	21.7	3.4	9.9	(1.5)	114.2	34.2	20.1	8.9	33.5	177.4	47.2
Net income	$ 218.3	$ 223.6	$ 174.6	$ 134	$ 99.9	$ 164.5	$ 148	$ 109.5	$ 750.5	$ 521.9	$ 562.9
Earnings per share [Abstract]
Basic (in dollars per share)	$ 0.88	$ 0.91	$ 0.71	$ 0.54	$ 0.41	$ 0.67	$ 0.6	$ 0.45	$ 3.05	$ 2.13	$ 2.32
Diluted (in dollars per share)	$ 0.88	$ 0.9	$ 0.7	$ 0.54	$ 0.4	$ 0.67	$ 0.59	$ 0.43	$ 3.02	$ 2.09	$ 2.27